UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-01597

                Steward Funds, Inc.
                (Exact name of registrant as specified in charter)

                5847 San Felipe,
                Suite 4100,
                Houston, TX 77057
                (Address of principal executive offices)

                BISYS Fund Services Ohio, Inc.
                3435 Stelzer Road
                Columbus, OH 43219
                (Name and address of agent for service)

Registrant's telephone number, including area code: 800-262-6631

Date of fiscal year end: April 30

Date of reporting period: July 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

STEWARD FUNDS, INC.
STEWARD MULTI-MANAGER EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                              SHARES                                           VALUE
                                                           ---------                                        ------------
COMMON STOCKS (95.4%)

AEROSPACE & DEFENSE (2.6%)
Boeing Co.                                                    12,550                                        $    971,621
Curtiss-Wright Corp.                                           5,000                                             145,300
General Dynamics Corp.                                         8,400                                             562,968
Hexcel Corp. (b)                                              14,100                                             202,617
Lockheed Martin Corp.                                          9,630                                             767,318
Northrop Grumman Corp.                                        12,110                                             801,561
Precision Castparts Corp.                                      1,200                                              71,580
United Technologies Corp.                                     17,220                                           1,070,912
                                                                                                            ------------
                                                                                                               4,593,877
                                                                                                            ------------
AIR FREIGHT & LOGISTICS (0.9%)
C.H. Robinson Worldwide, Inc.                                  2,000                                              91,560
Expeditors International of Washington, Inc.                   5,700                                             259,179
FedEx Corp.                                                    8,000                                             837,680
Hub Group, Inc., Class A (b)                                   1,100                                              24,838
United Parcel Service, Inc., Class B                             700                                              48,237
UTI Worldwide, Inc.                                           10,900                                             253,970
                                                                                                            ------------
                                                                                                               1,515,464
                                                                                                            ------------
AIRLINES (0.8%)
AirTran Holdings, Inc. (b)                                    10,500                                             131,670
Alaska Air Group, Inc. (b)                                     1,900                                              70,547
Republic Airways Holdings, Inc. (b)                            1,600                                              26,592
Southwest Airlines Co.                                        36,500                                             656,635
US Airways Group, Inc. (b)                                    13,400                                             612,246
                                                                                                            ------------
                                                                                                               1,497,690
                                                                                                            ------------
AUTO COMPONENTS (0.4%)
American Axle & Manufacturing                                  1,850                                              30,303
Holdings, Inc.
ArvinMeritor, Inc.                                             1,900                                              31,274
Autoliv, Inc.                                                  3,450                                             193,786
BorgWarner, Inc.                                               1,200                                              72,000
Johnson Controls, Inc.                                         1,530                                             117,443
Lear Corp.                                                     2,450                                              55,297
Magna International, Inc., Class A                               800                                              58,792
TRW Automotive Holdings Corp. (b)                              2,100                                              54,390
Visteon Corp. (b)                                              3,600                                              25,704
                                                                                                            ------------
                                                                                                                 638,989
                                                                                                            ------------
AUTOMOBILES (0.3%)
Ford Motor Co.                                                31,800                                             212,106
General Motors Corp.                                          11,800                                             380,314
                                                                                                            ------------
                                                                                                                 592,420
                                                                                                            ------------
BEVERAGES (1.7%)
Coca-Cola Co.                                                 29,000                                           1,290,500
Coca-Cola Enterprises, Inc.                                   10,800                                             231,768
PepsiCo, Inc.                                                 23,990                                           1,520,486
                                                                                                            ------------
                                                                                                               3,042,754
                                                                                                            ------------

STEWARD FUNDS, INC.
STEWARD MULTI-MANAGER EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                              SHARES                                           VALUE
                                                           ---------                                        ------------
BIOTECHNOLOGY (2.1%)
Amgen, Inc. (b)                                               17,500                                        $  1,220,450
Amylin Pharmaceuticals, Inc. (b)                               6,500                                             317,200
Biogen Idec, Inc. (b)                                          5,100                                             214,812
Celgene Corp. (b)                                             11,200                                             536,368
Digene Corp. (b)                                               4,200                                             177,282
Genentech, Inc. (b)                                            6,200                                             501,084
Gilead Sciences, Inc. (b)                                      4,400                                             270,512
Human Genome Sciences, Inc. (b)                               25,100                                             243,721
Medarex, Inc. (b)                                              2,000                                              18,700
Panacos Pharmaceuticals, Inc. (b)                             38,900                                             186,720
Regeneron Pharmaceuticals, Inc. (b)                            1,700                                              23,222
                                                                                                            ------------
                                                                                                               3,710,071
                                                                                                            ------------
BUILDING PRODUCTS (0.5%)
Lennox International, Inc.                                     1,300                                              29,653
Masco Corp.                                                   28,140                                             752,182
NCI Building Systems, Inc. (b)                                 2,000                                              93,480
USG Corp. (b)                                                    500                                              23,180
                                                                                                            ------------
                                                                                                                 898,495
                                                                                                            ------------
CAPITAL MARKETS (4.4%)
Ameriprise Financial, Inc. (b)                                 3,080                                             137,368
Bank of New York Co., Inc.                                     7,550                                             253,756
Charles Schwab Corp.                                          17,500                                             277,900
Franklin Resources, Inc.                                       5,220                                             477,369
Goldman Sachs Group, Inc.                                     10,250                                           1,565,687
Investment Technology Group, Inc. (b)                          1,400                                              70,504
Investors Financial Services Corp.                             3,500                                             156,870
Jefferies Group, Inc.                                          3,900                                             101,322
Knight Captial Group, Inc., Class A (b)                        2,700                                              44,658
Lehman Brothers Holdings, Inc.                                 9,520                                             618,324
Mellon Financial Corp.                                        12,550                                             439,250
Merrill Lynch & Co., Inc.                                     17,340                                           1,262,699
Morgan Stanley                                                23,500                                           1,562,750
Northern Trust Corp.                                           3,300                                             188,430
optionsXpress Holdings, Inc.                                   5,900                                             154,462
Raymond James Financial, Inc.                                  1,900                                              55,214
State Street Corp.                                             3,800                                             228,228
UBS AG, ADR                                                    5,250                                             285,600
                                                                                                            ------------
                                                                                                               7,880,391
                                                                                                            ------------
CHEMICALS (2.0%)
Air Products & Chemicals, Inc.                                 2,720                                             173,890
Ashland, Inc.                                                  1,600                                             106,416
Celanese Corp., Series A                                       1,500                                              28,815
Dow Chemical Co.                                              15,070                                             521,121
E.I. Du Pont De Nemours & Co.                                  7,320                                             290,311
H.B. Fuller Co.                                                  600                                              23,988
Hercules, Inc. (b)                                             2,700                                              37,530
Lubrizol Corp.                                                 2,300                                              98,371
Lyondell Chemical Co.                                          2,600                                              57,902
Monsanto Co.                                                  17,200                                             739,427
Nalco Holding Co. (b)                                          2,950                                              49,708
PolyOne Corp. (b)                                              3,400                                              28,390
PPG Industries, Inc.                                          10,550                                             649,247

STEWARD FUNDS, INC.
STEWARD MULTI-MANAGER EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                              SHARES                                           VALUE
                                                           ---------                                        ------------
Praxair, Inc.                                                  6,110                                        $    335,072
Rohm & Haas Co.                                                2,900                                             133,748
Syngenta AG, ADR                                               8,880                                             255,300
The Scotts Miracle-Gro Co., Class A                            1,500                                              58,845
                                                                                                            ------------
                                                                                                               3,588,081
                                                                                                            ------------
COMMERCIAL BANKS (2.3%)
AmSouth Bancorp                                               10,200                                             292,332
BB&T Corp.                                                     9,600                                             403,104
Comerica, Inc.                                                 2,400                                             140,520
Commerce Bancorp, Inc.                                        15,700                                             533,329
First Horizon National Corp.                                   2,550                                             106,845
Hanmi Financial Corp.                                            200                                               3,808
Huntington Bancshares, Inc.                                    2,900                                              70,615
KeyCorp                                                        5,500                                             202,950
National City Corp.                                            6,300                                             226,800
PNC Financial Services Group, Inc.                             7,440                                             527,050
PrivateBancorp, Inc.                                           2,000                                              94,020
Regions Financial Corp.                                        2,050                                              74,395
SunTrust Banks, Inc.                                           8,675                                             684,196
U.S. Bancorp                                                   9,627                                             308,064
Wachovia Corp.                                                 4,100                                             219,883
Wells Fargo & Co.                                              3,400                                             245,956
                                                                                                            ------------
                                                                                                               4,133,867
                                                                                                            ------------
COMMERCIAL SERVICES & SUPPLIES (0.4%)
Avery Dennison Corp.                                           1,300                                              76,219
Cenveo, Inc. (b)                                               1,500                                              28,695
Deluxe Corp.                                                   1,700                                              28,900
Manpower, Inc.                                                 2,300                                             136,804
PHH Corp. (b)                                                  1,800                                              45,018
Pitney Bowes, Inc.                                               600                                              24,792
R.R. Donnelley & Sons Co.                                      4,400                                             128,436
TeleTech Holdings, Inc. (b)                                    4,300                                              54,180
Tetra Tech, Inc. (b)                                           1,600                                              25,648
The Corporate Executive Board Co.                              1,200                                             112,800
                                                                                                            ------------
                                                                                                                 661,492
                                                                                                            ------------
COMMUNICATIONS EQUIPMENT (2.9%)
CIENA Corp. (b)                                               19,100                                              69,333
Cisco Systems, Inc. (b)                                        5,380                                              96,033
Comtech Telecommunications Corp.(b)                            4,900                                             136,024
Corning, Inc. (b)                                             35,200                                             671,264
Finisar Corp. (b)                                              7,900                                              22,120
Foundry Networks, Inc. (b)                                    13,700                                             141,932
Harris Corp.                                                   3,300                                             150,315
JDS Uniphase Corp. (b)                                       123,000                                             261,990
Juniper Networks, Inc. (b)                                    19,300                                             259,585
Motorola, Inc.                                                26,700                                             607,692
QUALCOMM, Inc.                                                71,700                                           2,528,142
SpectraLink Corp.                                             10,100                                              80,497
Sycamore Networks, Inc. (b)                                   10,600                                              38,584
Tellabs, Inc. (b)                                              9,200                                              86,480
UTStarcom, Inc. (b)                                            5,100                                              42,381
                                                                                                            ------------
                                                                                                               5,192,372
                                                                                                            ------------
COMPUTERS & PERIPHERALS (2.6%)
Adaptec, Inc. (b)                                              4,100                                              18,040
Apple Computer, Inc. (b)                                      22,300                                           1,515,508

STEWARD FUNDS, INC.
STEWARD MULTI-MANAGER EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                              SHARES                                           VALUE
                                                           ---------                                        ------------
Avid Technology, Inc. (b)                                      2,800                                        $     98,672
Brocade Communications Systems, Inc. (b)                       4,900                                              30,674
Dell, Inc. (b)                                                 4,450                                              96,476
Electronics for Imaging, Inc. (b)                              2,000                                              40,360
EMC Corp. (b)                                                  5,200                                              52,780
Hewlett-Packard Co.                                           34,347                                           1,096,013
International Business Machines Corp.                          2,100                                             162,561
SanDisk Corp. (b)                                             24,000                                           1,119,840
Seagate Technology, Inc. (b)                                   2,900                                                   0
Stratasys, Inc. (b)                                            7,200                                             199,152
Sun Microsystems, Inc. (b)                                    39,800                                             173,130
Western Digital Corp. (b)                                      3,600                                              63,144
                                                                                                            ------------
                                                                                                               4,666,350
                                                                                                            ------------
CONSTRUCTION & ENGINEERING (0.2%)
EMCOR Group, Inc. (b)                                          1,200                                              61,824
Foster Wheeler Ltd. (b)                                        6,200                                             236,468
Granite Construction, Inc.                                       300                                              13,047
Jacobs Engineering Group, Inc. (b)                             1,400                                             116,186
                                                                                                            ------------
                                                                                                                 427,525
                                                                                                            ------------
CONSTRUCTION MATERIALS (0.1%)
Eagle Materials, Inc.                                          2,900                                             104,284
Florida Rock Industries, Inc.                                  1,700                                              64,702
Vulcan Materials Co.                                           1,200                                              80,364
                                                                                                            ------------
                                                                                                                 249,350
                                                                                                            ------------
CONSUMER FINANCE (0.8%)
American Express Co.                                          25,290                                           1,316,597
First Cash Financial Services, Inc. (b)                        1,400                                              26,642
                                                                                                            ------------
                                                                                                               1,343,239
                                                                                                            ------------
CONTAINERS & PACKAGING (0.2%)
Packaging Corp. of America                                     1,900                                              43,567
Pactiv Corp. (b)                                               3,300                                              80,883
Smurfit-Stone Container Corp. (b)                             10,720                                             108,486
Sonoco Products Co.                                            1,900                                              61,807
                                                                                                            ------------
                                                                                                                 294,743
                                                                                                            ------------
DISTRIBUTORS (0.0%)
Building Materials Holding Corp.                               1,000                                              21,430
                                                                                                            ------------
DIVERSIFIED CONSUMER SERVICES (0.2%)
Strayer Education, Inc.                                        2,200                                             238,370
Weight Watchers International, Inc.                            2,200                                              88,022
                                                                                                            ------------
                                                                                                                 326,392
                                                                                                            ------------

DIVERSIFIED FINANCIAL SERVICES (4.7%)
Bank of America Corp.                                         71,131                                           3,665,381
Citigroup, Inc.                                               54,160                                           2,616,470
International Securities Exchange, Inc.                        1,200                                              48,828
JPMorgan Chase & Co.                                          42,368                                           1,932,828
                                                                                                            ------------
                                                                                                               8,263,507
                                                                                                            ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.8%)
AT&T, Inc.                                                    23,200                                             695,768
BellSouth Corp.                                               11,200                                             438,704
Citizens Communications Co.                                    4,800                                              61,584
Embarq Corp. (b)                                               5,097                                             230,639
Level 3 Communications, Inc. (b)                              61,700                                             241,247
Verizon Communications, Inc.                                  46,238                                           1,563,769
                                                                                                            ------------
                                                                                                               3,231,711
                                                                                                            ------------

STEWARD FUNDS, INC.
STEWARD MULTI-MANAGER EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                              SHARES                                           VALUE
                                                           ---------                                        ------------
ELECTRIC UTILITIES (1.2%)
American Electric Power Co., Inc.                              8,900                                        $    321,468
Edison International                                           5,300                                             219,314
Entergy Corp.                                                  8,320                                             641,472
Exelon Corp.                                                   1,510                                              87,429
FirstEnergy Corp.                                              4,800                                             268,800
FPL Group, Inc.                                                7,420                                             320,099
Pepco Holdings, Inc.                                           1,500                                              36,750
Pinnacle West Capital Corp.                                    2,250                                              96,773
PPL Corp.                                                      2,710                                              92,194
Progress Energy, Inc.                                          2,900                                             126,295
                                                                                                            ------------
                                                                                                               2,210,594
                                                                                                            ------------
ELECTRICAL EQUIPMENT (0.5%)
Cooper Industries Ltd.                                         1,850                                             159,396
Emerson Electric Co.                                           5,600                                             441,952
Genlyte Group, Inc. (b)                                        3,800                                             264,290
Hubbell, Inc.                                                  1,050                                              49,350
                                                                                                            ------------
                                                                                                                 914,988
                                                                                                            ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.9%)
Arrow Electronics, Inc. (b)                                    2,400                                              67,824
Avnet, Inc. (b)                                                6,200                                             112,840
Benchmark Electronics, Inc. (b)                                2,000                                              48,660
Flextronics International Ltd. (b)                             3,700                                              41,958
Ingram Micro, Inc. (b)                                         2,800                                              49,364
Insight Enterprises, Inc. (b)                                  4,100                                              69,454
Itron, Inc. (b)                                                3,800                                             176,852
Jabil Circuit, Inc.                                            3,600                                              83,160
KEMET Corp. (b)                                                2,900                                              24,273
LoJack Corp. (b)                                               3,400                                              53,754
Measurement Specialties, Inc. (b)                             11,000                                             238,260
Mettler-Toledo International, Inc. (b)                           700                                              43,071
Molex, Inc.                                                    2,600                                              82,472
RadiSys Corp. (b)                                              7,700                                             162,393
Sanmina-SCI Corp. (b)                                         17,300                                              59,858
Solectron Corp. (b)                                           27,500                                              83,050
Tech Data Corp. (b)                                            1,500                                              55,770
Technitrol, Inc.                                               1,400                                              34,692
X-Rite, Inc.                                                  10,400                                              96,304
                                                                                                            ------------
                                                                                                               1,584,009
                                                                                                            ------------
ENERGY EQUIPMENT & SERVICES (1.7%)
Baker Hughes, Inc.                                            10,600                                             847,470
Cameron International Corp. (b)                                9,000                                             453,690
ENSCO International, Inc.                                      2,400                                             110,928
Helix Energy Solutions Group, Inc. (b)                         3,800                                             148,162
Noble Corp.                                                      600                                              43,050
Oceaneering International, Inc. (b)                              600                                              26,232
Pride International, Inc. (b)                                  1,900                                              56,753
Rowan Cos., Inc.                                               1,800                                              60,966
RPC, Inc.                                                      1,800                                              41,400
Schlumberger Ltd.                                              8,100                                             541,485
Smith International, Inc.                                     10,500                                             467,985
TETRA Technologies, Inc. (b)                                   4,400                                             125,884
Todco, Class A                                                 1,900                                              72,409
Warrior Energy Service Corp. (b)                                 800                                              17,312
                                                                                                            ------------
                                                                                                               3,013,726
                                                                                                            ------------

STEWARD FUNDS, INC.
STEWARD MULTI-MANAGER EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                              SHARES                                           VALUE
                                                           ---------                                        ------------
FOOD & STAPLES RETAILING (1.4%)
CVS Corp.                                                     39,800                                        $  1,302,256
Kroger Co.                                                    25,700                                             589,301
Performance Food Group Co. (b)                                 1,400                                              39,018
Safeway, Inc.                                                  9,600                                             269,568
SUPERVALU, Inc.                                                1,310                                              35,503
Wal-Mart Stores, Inc.                                          1,700                                              75,650
Whole Foods Market, Inc.                                       2,600                                             149,526
                                                                                                            ------------
                                                                                                               2,460,822
                                                                                                            ------------
FOOD PRODUCTS (1.3%)
Archer-Daniels-Midland Co.                                     3,756                                             165,264
Campbell Soup Co.                                              1,200                                              44,016
ConAgra Foods, Inc.                                            3,800                                              81,700
Dean Foods Co. (b)                                             6,000                                             225,180
General Mills, Inc.                                            2,300                                             119,370
H.J. Heinz Co.                                                 3,700                                             155,289
Hershey Foods Corp.                                            2,300                                             126,431
J & J Snack Foods Corp.                                        7,500                                             225,675
Kellogg Co.                                                   11,180                                             538,541
Kraft Foods, Inc., Class A                                     7,000                                             226,800
Nestle SA, Sponsored ADR                                       2,000                                             163,743
Sara Lee Corp.                                                14,250                                             240,825
                                                                                                            ------------
                                                                                                               2,312,834
                                                                                                            ------------
HEALTH CARE EQUIPMENT & SUPPLIES (1.5%)
Baxter International, Inc.                                     5,620                                             236,040
Becton, Dickinson & Co.                                        5,000                                             329,600
Dade Behring Holdings, Inc.                                    3,000                                             122,190
DENTSPLY International, Inc.                                   3,400                                             106,420
Greatbatch, Inc. (b)                                           1,400                                              34,314
Hillenbrand Industries, Inc.                                     500                                              24,830
Hospira, Inc. (b)                                              1,000                                              43,690
ICON PLC, Sponsored ADR (b)                                    3,600                                             237,024
Kensey Nash Corp. (b)                                          3,000                                              84,780
Kinetic Concepts, Inc. (b)                                     3,900                                             173,784
Kyphon, Inc. (b)                                               6,800                                             231,608
Mentor Corp.                                                   2,500                                             111,150
Respironics, Inc. (b)                                          1,400                                              49,812
St. Jude Medical, Inc. (b)                                    15,200                                             560,880
Symmetry Medical, Inc. (b)                                     7,300                                             106,069
TriPath Imaging, Inc. (b)                                     14,000                                              87,500
Varian Medical Systems, Inc. (b)                               4,000                                             181,280
                                                                                                            ------------
                                                                                                               2,720,971
                                                                                                            ------------
HEALTH CARE PROVIDERS & SERVICES (5.5%)
Aetna, Inc.                                                    6,000                                             188,940
Amedisys, Inc. (b)                                             9,000                                             343,710
AmerisourceBergen Corp.                                        3,200                                             137,600
Cardinal Health, Inc.                                         24,200                                           1,621,399
Caremark Rx, Inc.                                             29,000                                           1,531,200
CIGNA Corp.                                                    1,040                                              94,900
Coventry Health Care, Inc. (b)                                 4,000                                             210,800
DaVita, Inc. (b)                                               9,300                                             465,186
Health Net, Inc. (b)                                           4,000                                             167,880
Humana, Inc. (b)                                               7,700                                             430,661
LCA-Vision, Inc.                                               8,650                                             373,248
McKesson Corp.                                                13,600                                             685,304

STEWARD FUNDS, INC.
STEWARD MULTI-MANAGER EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                              SHARES                                           VALUE
                                                           ---------                                        ------------
Medco Health Solutions, Inc. (b)                              20,600                                        $  1,222,198
Option Care, Inc.                                             14,550                                             164,561
Pediatrix Medical Group, Inc. (b)                              1,200                                              50,880
Psychiatric Solutions, Inc. (b)                                1,300                                              40,937
Sierra Health Services, Inc. (b)                                 900                                              38,862
United Surgical Partners International, Inc. (b)               7,200                                             177,840
UnitedHealth Group, Inc.                                      12,700                                             607,441
USANA Health Sciences, Inc. (b)                                5,300                                             235,055
WellPoint, Inc. (b)                                           14,040                                           1,045,980
                                                                                                            ------------
                                                                                                               9,834,582
                                                                                                            ------------

HEALTH CARE TECHNOLOGY (0.0%)
Emdeon Corp. (b)                                               3,000                                              36,090
                                                                                                            ------------
HOTELS, RESTAURANTS & LEISURE (1.1%)
Brinker International, Inc.                                    3,100                                             100,440
Darden Restaurants, Inc.                                       4,800                                             162,240
Marriott International, Inc.                                  10,900                                             383,462
McDonald's Corp.                                              29,250                                           1,035,158
Sonic Corp. (b)                                                2,400                                              47,232
YUM! Brands, Inc.                                              6,800                                             306,000
                                                                                                            ------------
                                                                                                               2,034,532
                                                                                                            ------------
HOUSEHOLD DURABLES (0.3%)
Black & Decker Corp.                                             800                                              56,408
Centex Corp.                                                   3,100                                             146,661
Ryland Group, Inc.                                             6,100                                             249,185
Universal Electronics, Inc. (b)                                8,500                                             150,365
                                                                                                            ------------
                                                                                                                 602,619
                                                                                                            ------------
HOUSEHOLD PRODUCTS (2.0%)
Clorox Co.                                                     5,200                                             311,688
Colgate-Palmolive Co.                                         13,000                                             771,160
Kimberly-Clark Corp.                                           3,100                                             189,255
Procter & Gamble Co.                                          40,250                                           2,262,050
                                                                                                            ------------
                                                                                                               3,534,153
                                                                                                            ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
Constellation Energy Group                                     2,750                                             159,253
TXU Corp.                                                     10,510                                             675,057
                                                                                                            ------------
                                                                                                                 834,310
                                                                                                            ------------
INDUSTRIAL CONGLOMERATES (1.9%)
General Electric Co.                                          84,300                                           2,755,767
Textron, Inc.                                                  6,200                                             557,442
Tyco International Ltd.                                        2,060                                              53,745
                                                                                                            ------------
                                                                                                               3,366,954
                                                                                                            ------------
INSURANCE (6.2%)
ACE Ltd.                                                       1,050                                              54,107
AFLAC, Inc.                                                    2,700                                             119,178
Allstate Corp.                                                26,020                                           1,478,456
American International Group, Inc.                            28,102                                           1,704,947
Aon Corp.                                                      8,900                                             304,647
Brown & Brown, Inc.                                            1,500                                              47,085
Chubb Corp.                                                   10,270                                             517,813
Fidelity National Title Group, Inc.,                           2,400                                              45,288
Class A
First Acceptance Corp. (b)                                     3,600                                              43,344
First American Financial Corp.                                 1,000                                              37,010

STEWARD FUNDS, INC.
STEWARD MULTI-MANAGER EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                              SHARES                                           VALUE
                                                           ---------                                        ------------
Genworth Financial, Inc., Class A                             13,700                                         $   469,910
Hanover Insurance Group, Inc.                                  1,200                                              55,536
Hartford Financial Services Group, Inc.                        9,190                                             779,680
HCC Insurance Holdings, Inc.                                  14,400                                             439,056
Hilb, Rogal & Hobbs Co.                                        9,300                                             376,650
LandAmerica Financial Group, Inc.                              1,300                                              82,979
Lincoln National Corp.                                         3,300                                             187,044
Marsh & McLennan Cos., Inc.                                    9,900                                             267,597
MBIA, Inc.                                                     1,850                                             108,799
Mercury General Corp.                                            700                                              38,626
MetLife, Inc.                                                 24,240                                           1,260,480
Nationwide Financial Services, Inc.                              900                                              40,572
Ohio Casualty Corp.                                           12,800                                             331,776
Old Republic International Corp.                               5,000                                             106,350
PartnerRe Ltd.                                                 1,200                                              74,556
Philadelphia Consolidated Holding Corp. (b)                    1,300                                              44,031
Principal Financial Group, Inc.                                4,100                                             221,400
Progressive Corp.                                             11,000                                             266,090
Protective Life Corp.                                            800                                              37,048
Prudential Financial, Inc.                                     2,250                                             176,940
RenaissanceRe Holdings Ltd.                                      650                                              33,677
St. Paul Travelers Cos., Inc.                                  9,353                                             428,367
StanCorp Financial Group, Inc.                                 1,000                                              43,090
U.S.I. Holdings Corp. (b)                                     19,900                                             247,158
Unitrin, Inc.                                                    800                                              32,000
UnumProvident Corp.                                            5,150                                              83,585
W.R. Berkley Corp.                                             4,400                                             158,400
XL Capital Ltd.                                                  800                                              50,960
Zenith National Insurance Corp.                                1,300                                              51,974
                                                                                                            ------------
                                                                                                              10,846,206
                                                                                                            ------------
INTERNET & CATALOG RETAIL (0.2%)
Nutri/System, Inc. (b)                                         8,200                                             433,944
                                                                                                            ------------
INTERNET SOFTWARE & SERVICES (2.0%)
Akamai Technologies, Inc. (b)                                 18,300                                             725,229
aQuantive, Inc. (b)                                           10,700                                             219,350
Ariba, Inc. (b)                                                  900                                               7,020
Google, Inc., Class A (b)                                      5,722                                           2,212,125
McAfee, Inc. (b)                                               1,900                                              40,945
Sohu.com, Inc. (b)                                               900                                              18,990
United Online, Inc.                                            1,800                                              19,638
Webex Communications, Inc. (b)                                 4,700                                             161,116
Websense, Inc. (b)                                            12,000                                             225,000
                                                                                                            ------------
                                                                                                               3,629,413
                                                                                                            ------------
IT SERVICES (1.1%)
3Com Corp. (b)                                                11,400                                              54,036
Accenture Ltd., Class A                                        9,090                                             265,973
Alliance Data Systems Corp. (b)                                2,100                                             107,772
Automatic Data Processing, Inc.                               10,100                                             441,976
CACI International, Inc. (b)                                   3,300                                             185,955
Ceridian Corp. (b)                                             1,800                                              43,218
Cerner Corp. (b)                                               1,700                                              68,816
Convergys Corp. (b)                                            2,800                                              53,424
Electronic Data Systems Corp.                                 13,700                                             327,430
Kanbay International, Inc. (b)                                 6,400                                              92,800
Lionbridge Technologies, Inc. (b)                             13,700                                              82,337

STEWARD FUNDS, INC.
STEWARD MULTI-MANAGER EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                              SHARES                                           VALUE
                                                           ---------                                        ------------
MoneyGram International, Inc.                                    900                                        $     27,585
TALX Corp.                                                     5,300                                             108,915
Unisys Corp. (b)                                               6,300                                              32,256
                                                                                                            ------------
                                                                                                               1,892,493
                                                                                                            ------------
LEISURE EQUIPMENT & PRODUCTS (0.4%)
Eastman Kodak Co.                                              6,100                                             135,725
Hasbro, Inc.                                                   9,460                                             176,902
Mattel, Inc.                                                  14,300                                             257,972
Pool Corp.                                                     1,350                                              52,556
                                                                                                            ------------
                                                                                                                 623,155
                                                                                                            ------------
LIFE SCIENCES TOOLS AND SERVICES (0.1%)
Fisher Scientific International, Inc. (b)                        500                                              37,055
Pharmaceutical Product Development, Inc.                       2,700                                             103,896
                                                                                                            ------------
                                                                                                                 140,951
                                                                                                            ------------
MACHINERY (2.4%)
Actuant Corp.                                                  6,700                                             294,867
Applied Industrial Technologies, Inc.                          2,000                                              46,640
Barnes Group, Inc.                                             1,700                                              28,917
Bucyrus International, Inc., Class A                           2,800                                             136,388
Caterpillar, Inc.                                              6,200                                             439,394
CLARCOR, Inc.                                                  4,100                                             116,563
Danaher Corp.                                                  5,700                                             371,640
Deere & Co.                                                    6,420                                             465,899
Eaton Corp.                                                    5,150                                             330,115
ESCO Technologies, Inc. (b)                                    5,500                                             289,795
Gardner Denver, Inc. (b)                                       2,200                                              76,230
Graco, Inc.                                                    3,300                                             129,657
Illinois Tool Works, Inc.                                     11,700                                             535,041
Ingersoll-Rand Co.                                             1,000                                              35,800
ITT Industries, Inc.                                           5,700                                             288,135
JLG Industries, Inc.                                           4,300                                              77,830
Joy Global, Inc.                                               4,200                                             157,584
Mueller Industries, Inc.                                         900                                              33,066
Navistar International Corp. (b)                               1,200                                              26,832
SPX Corp.                                                      1,700                                              92,905
The Manitowoc Co., Inc.                                        3,900                                             153,114
Trinity Industries, Inc.                                       3,300                                             110,286
Wabash National Corp.                                          7,000                                              99,680
                                                                                                            ------------
                                                                                                               4,336,378
                                                                                                            ------------
MARINE (0.0%)
Kirby Corp. (b)                                                1,800                                              57,798
                                                                                                            ------------
MEDIA (0.6%)
Clear Channel Communications, Inc.                             1,100                                              31,845
DreamWorks Animation SKG, Inc., Class A (b)                      900                                              18,846
Entravision Communications Corp., Class A (b)                 26,000                                             202,280
Gannett Co., Inc.                                              3,350                                             174,602
Gemstar-TV Guide International, Inc. (b)                       7,700                                              22,176
Harris Interactive, Inc. (b)                                  23,500                                             133,715
Interpublic Group of Cos., Inc. (b)                            6,300                                              51,597
McGraw Hill Cos., Inc.                                         4,000                                             225,200
News Corp.                                                    10,734                                             206,522
The McClatchy Co., Class A                                       204                                               8,648
                                                                                                            ------------
                                                                                                               1,075,431
                                                                                                            ------------

STEWARD FUNDS, INC.
STEWARD MULTI-MANAGER EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                              SHARES                                           VALUE
                                                           ---------                                        ------------
METALS & MINING (1.1%)
Alcoa, Inc.                                                   13,100                                        $    392,345
Carpenter Technology Corp.                                       800                                              78,720
Commercial Metals Co.                                          9,200                                             208,748
Freeport-McMoRan Copper & Gold, Inc.                           2,900                                             158,224
Gibraltar Industries, Inc.                                     4,500                                             124,335
Newmont Mining Corp.                                           3,000                                             153,690
Nucor Corp.                                                    4,800                                             255,216
Phelps Dodge Corp.                                             3,700                                             323,158
Quanex Corp.                                                   1,800                                              65,322
Southern Copper Corp.                                          1,200                                             115,800
Titanium Metals Corp. (b)                                      1,300                                              37,492
                                                                                                            ------------
                                                                                                               1,913,050
                                                                                                            ------------
MULTI-UTILITIES (0.8%)
CMS Energy Corp. (b)                                           6,600                                              92,466
Dominion Resources, Inc.                                      10,870                                             853,078
DTE Energy Co.                                                 2,850                                             120,612
Public Service Enterprise Group, Inc.                          1,900                                             128,117
TECO Energy, Inc.                                              4,500                                              71,730
Wisconsin Energy Corp.                                         2,200                                              92,840
Xcel Energy, Inc.                                              1,400                                              28,056
                                                                                                            ------------
                                                                                                               1,386,899
                                                                                                            ------------
MULTILINE RETAIL (1.3%)
Family Dollar Stores, Inc.                                     2,100                                              47,712
Federated Department Stores, Inc.                              7,010                                             246,121
Kohl's Corp. (b)                                              16,600                                             940,058
Sears Holdings Corp. (b)                                       7,600                                           1,043,100
Target Corp.                                                     900                                              41,328
                                                                                                            ------------
                                                                                                               2,318,319
                                                                                                            ------------
OIL, GAS & CONSUMABLE FUELS (6.6%)
Anadarko Petroleum Corp.                                       6,400                                             292,736
Apache Corp.                                                   2,570                                             181,108
Arch Coal, Inc.                                                2,200                                              83,468
ChevronTexaco Corp.                                           16,501                                           1,085,436
Comstock Resources, Inc. (b)                                   1,500                                              44,130
ConocoPhillips                                                27,628                                           1,896,386
Devon Energy Corp.                                             3,830                                             247,571
EOG Resources, Inc.                                            2,400                                             177,960
EXCO Resources, Inc. (b)                                      16,000                                             206,720
Exxon Mobil Corp.                                             70,190                                           4,754,671
Hess Corp.                                                     8,270                                             437,483
Holly Corp.                                                    1,200                                              60,720
Kerr-McGee Corp.                                               3,000                                             210,600
Marathon Oil Corp.                                             3,100                                             280,984
Newfield Exploration Co. (b)                                  17,400                                             807,012
St. Mary Land & Exploration Co.                                1,800                                              77,400
Sunoco, Inc.                                                   3,000                                             208,620
Total SA, Sponsored ADR                                        5,940                                             405,286
USEC, Inc.                                                     3,100                                              32,643
                                                                                                            ------------
                                                                                                              11,490,934
                                                                                                            ------------
PAPER & FOREST PRODUCTS (0.3%)
Bowater, Inc.                                                  1,240                                              25,147
International Paper Co.                                       10,135                                             347,935
Weyerhaeuser Co.                                               1,500                                              87,990
                                                                                                            ------------
                                                                                                                 461,072
                                                                                                            ------------

STEWARD FUNDS, INC.
STEWARD MULTI-MANAGER EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                              SHARES                                           VALUE
                                                           ---------                                        ------------
PHARMACEUTICALS (4.7%)
Abbott Laboratories                                           31,760                                        $  1,517,175
Allergan, Inc.                                                 7,600                                             819,660
Alpharma, Inc., Class A                                        1,400                                              31,612
Bristol-Myers Squibb Co.                                       5,600                                             134,232
Eli Lilly & Co.                                               16,370                                             929,325
Endo Pharmaceuticals Holdings, Inc. (b)                        1,500                                              46,605
IMS Health, Inc.                                               6,900                                             189,336
Johnson & Johnson                                             42,280                                           2,644,614
Merck & Co., Inc.                                             23,210                                             934,667
New River Pharmaceuticals, Inc. (b)                              900                                              21,996
Pain Therapeutics, Inc. (b)                                      600                                               4,998
Par Pharmaceutical Cos., Inc. (b)                              7,200                                             109,728
Schering-Plough Corp.                                         25,400                                             519,176
Watson Pharmaceuticals, Inc. (b)                               1,300                                              29,107
Wyeth                                                          6,970                                             337,836
                                                                                                            ------------
                                                                                                               8,270,067
                                                                                                            ------------
REAL ESTATE (0.0%)
Annaly Mortgage Management, Inc.                               6,000                                              76,860
                                                                                                            ------------

REAL ESTATE INVESTMENT TRUST (0.4%)
AMB Property Corp.                                             1,000                                              52,430
CapitalSource, Inc.                                            3,000                                              70,770
Crescent Real Estate Equities Co.                              2,700                                              52,704
Equity Office Properties Trust                                 3,600                                             136,476
First Industrial Realty Trust, Inc.                              500                                              20,140
Health Care Property Investors, Inc.                             900                                              24,678
Hospitality Properties Trust                                     700                                              30,499
Mack-Cali Realty Corp.                                           900                                              43,479
Newcastle Investment Corp.                                       600                                              15,414
Realty Income Corp.                                            1,400                                              32,032
Simon Property Group, Inc.                                     3,200                                             273,696
                                                                                                            ------------
                                                                                                                 752,318
                                                                                                            ------------
REAL ESTATE MANAGEMENT - SERVICE (0.2%)
CB Richard Ellis Group, Inc., Class A (b)                      7,900                                             185,887
Jones Lang LaSalle, Inc.                                       1,100                                              89,870
                                                                                                            ------------
                                                                                                                 275,757
                                                                                                            ------------
ROAD & RAIL (1.8%)
Burlington Northern Santa Fe Corp.                             5,650                                             389,342
Celadon Group, Inc. (b)                                        1,650                                              28,991
Con-way, Inc.                                                  1,300                                              64,324
CSX Corp.                                                      8,000                                             485,440
Genesee & Wyoming, Inc., Class A (b)                           1,500                                              39,465
Heartland Express, Inc.                                        1,800                                              27,090
J.B. Hunt Transport Services, Inc.                             7,400                                             152,218
Laidlaw International, Inc.                                    1,300                                              34,450
Norfolk Southern Corp.                                        15,290                                             663,892
Old Dominion Freight Line, Inc. (b)                            1,200                                              39,096
Ryder System, Inc.                                             1,800                                              90,720
Union Pacific Corp.                                           13,100                                           1,113,499
                                                                                                            ------------
                                                                                                               3,128,527
                                                                                                            ------------

STEWARD FUNDS, INC.
STEWARD MULTI-MANAGER EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                              SHARES                                           VALUE
                                                           ---------                                        ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.8%)
Advanced Micro Devices, Inc. (b)                               4,000                                        $     77,560
Agere Systems, Inc. (b)                                        6,170                                              89,835
Amkor Technology, Inc. (b)                                    25,100                                             155,118
Analog Devices, Inc.                                           2,290                                              74,036
Applied Materials, Inc.                                        1,900                                              29,906
Applied Micro Circuits Corp. (b)                               8,600                                              22,188
Axcelis Technologies, Inc. (b)                                 6,500                                              35,945
Broadcom Corp. (b)                                            19,300                                             463,007
Brooks Automation, Inc. (b)                                    1,700                                              19,193
Conexant Systems, Inc. (b)                                     5,000                                               8,950
Credence Systems Corp. (b)                                     3,700                                              10,434
Fairchild Semiconductor International, Inc. (b)                1,700                                              27,812
FormFactor, Inc. (b)                                           7,300                                             312,951
Intel Corp.                                                   25,250                                             454,500
Lattice Semiconductor Corp. (b)                                2,700                                              15,930
LSI Logic Corp. (b)                                            8,300                                              68,060
LTX Corp. (b)                                                  4,300                                              23,220
Microchip Technology, Inc.                                     2,000                                              64,520
Micron Technology, Inc. (b)                                   36,600                                             570,594
MKS Instruments, Inc. (b)                                      1,700                                              35,139
National Semiconductor Corp.                                  45,400                                           1,056,004
NVIDIA Corp. (b)                                               4,000                                              88,520
Photronics, Inc. (b)                                           1,000                                              13,970
Power Integrations, Inc. (b)                                   4,300                                              68,370
QLogic Corp. (b)                                               1,700                                              29,733
Silicon Image, Inc. (b)                                       40,100                                             424,258
Silicon Storage Technology, Inc. (b)                           1,100                                               4,378
Teradyne, Inc. (b)                                            37,300                                             490,122
Texas Instruments, Inc.                                       68,700                                           2,045,886
TriQuint Semiconductor, Inc. (b)                               4,500                                              21,240
                                                                                                            ------------
                                                                                                               6,801,379
                                                                                                            ------------
SOFTWARE (4.0%)
Altiris, Inc. (b)                                              1,400                                              24,164
BEA Systems, Inc. (b)                                          4,800                                              56,352
BMC Software, Inc. (b)                                         3,800                                              88,996
Cadence Design Systems, Inc. (b)                               7,100                                             114,949
Compuware Corp. (b)                                            5,400                                              37,746
Electronic Arts, Inc. (b)                                     57,900                                           2,727,669
Epicor Software Corp. (b)                                     14,900                                             174,628
Hyperion Solutions Corp. (b)                                   1,400                                              43,624
Intuit, Inc. (b)                                               4,800                                             148,176
Mentor Graphics Corp. (b)                                      2,700                                              37,206
Microsoft Corp.                                              129,750                                           3,117,893
Oracle Corp. (b)                                              15,960                                             238,921
Quality Systems, Inc.                                          2,000                                              66,240
Sybase, Inc. (b)                                               1,900                                              39,995
Symantec Corp. (b)                                             3,490                                              60,621
Synopsys, Inc. (b)                                             5,400                                              96,660
                                                                                                            ------------
                                                                                                               7,073,840
                                                                                                            ------------
SPECIALTY RETAIL (2.4%)
Advance Auto Parts, Inc.                                       3,800                                             115,026
American Eagle Outfitters, Inc.                                1,000                                              32,860
Best Buy Co., Inc.                                             3,300                                             149,622
Blockbuster, Inc., Class A (b)                                 7,000                                              28,630
Circuit City Stores, Inc.                                      2,900                                              71,050

STEWARD FUNDS, INC.
STEWARD MULTI-MANAGER EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                              SHARES                                           VALUE
                                                           ---------                                        ------------
Dick's Sporting Goods, Inc. (b)                                7,800                                        $    283,998
Dress Barn, Inc. (b)                                           3,800                                              82,004
Gap, Inc.                                                     12,890                                             223,642
Guess?, Inc. (b)                                                 900                                              38,340
Home Depot, Inc.                                              16,960                                             588,681
Limited Brands                                                 9,600                                             241,536
Men's Wearhouse, Inc.                                          2,200                                              68,442
Office Depot, Inc. (b)                                        12,500                                             450,625
PETsMart, Inc.                                                 1,600                                              37,696
RadioShack Corp.                                              18,100                                             292,677
Select Comfort Corp. (b)                                      22,500                                             453,375
Sherwin-Williams Co.                                           1,920                                              97,152
Sonic Automotive, Inc.                                           100                                               2,300
Staples, Inc.                                                 17,650                                             381,593
Tractor Supply Co. (b)                                           400                                              18,296
Urban Outfitters, Inc. (b)                                    38,100                                             555,879
Williams-Sonoma, Inc.                                          2,600                                              82,680
                                                                                                            ------------
                                                                                                               4,296,104
                                                                                                            ------------
TEXTILES APPAREL & LUXURY GOODS (0.8%)
Brown Shoe Company, Inc.                                       1,200                                              38,856
Coach, Inc. (b)                                               13,500                                             387,585
Jones Apparel Group, Inc.                                      3,100                                              91,760
Liz Claiborne, Inc.                                              700                                              24,745
NIKE, Inc.                                                     6,230                                             492,170
Phillips-Van Heusen Corp.                                      1,600                                              56,848
Steven Madden, Ltd.                                            1,200                                              40,152
The Warnaco Group, Inc. (b)                                    5,100                                              90,831
V.F. Corp.                                                     2,500                                             169,550
                                                                                                            ------------
                                                                                                               1,392,497
                                                                                                            ------------
THRIFTS & MORTGAGE FINANCE (1.4%)
Astoria Financial Corp.                                        4,200                                             124,950
Brookline Bancorp, Inc.                                        9,600                                             124,608
Countrywide Financial Corp.                                    8,400                                             300,972
Federal Home Loan Mortgage Corp.                               8,160                                             472,138
Federal National Mortgage Assoc.                              16,880                                             808,720
Hudson City Bancorp, Inc.                                      6,200                                              80,414
MGIC Investment Corp.                                          1,600                                              91,056
New York Community Bancorp, Inc.                               2,200                                              35,926
People's Bank                                                    900                                              32,301
Washington Mutual, Inc.                                        9,700                                             433,590
                                                                                                            ------------
                                                                                                               2,504,675
                                                                                                            ------------
TRADING COMPANIES & DISTRIBUTORS (0.4%)
Beacon Roofing Supply, Inc. (b)                               16,500                                             301,785
Rush Enterprises, Inc., Class A (b)                            6,000                                             110,400
W.W. Grainger, Inc.                                            1,860                                             115,487
Williams Scotsman International, Inc. (b)                      4,600                                              98,118
                                                                                                            ------------
                                                                                                                 625,790
                                                                                                            ------------
WIRELESS TELECOMMUNICATION SERVICES (0.7%)
American Tower Corp. (b)                                       2,150                                              72,670
Crown Castle International Corp. (b)                           2,600                                              91,598
Sprint Corp.                                                  37,490                                             742,302
Telephone & Data Systems, Inc.                                   500                                              20,430
Vodafone Group PLC, Sponsored ADR                             11,185                                             242,494
                                                                                                            ------------
                                                                                                               1,169,494
                                                                                                            ------------
TOTAL COMMON STOCKS (COST $153,059,190)                                                                      169,204,745
                                                                                                            ------------


STEWARD FUNDS, INC.
STEWARD MULTI-MANAGER EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                              SHARES                                           VALUE
                                                           ---------                                        ------------
TIME DEPOSIT (3.7%)
State Street Bank Euro Dollar Time Deposit +               6,631,000                                        $  6,631,000
                                                                                                            ------------
TOTAL TIME DEPOSIT (COST $6,631,000)                                                                           6,631,000
                                                                                                            ------------

TREASURY BILLS (0.6%)
US TREASURIES (0.6%)
U.S. Treasury Bills, 4.765%, 9/14/06 (c) +                 1,000,000                                             994,135
                                                                                                            ------------

TOTAL TREASURY BILLS (COST $994,245)                                                                             994,135
                                                                                                            ------------

TOTAL INVESTMENTS (COST $160,684,435) (a) - 99.7%                                                           $176,829,880
                                                                                                            ============

FUTURES CONTRACTS

                                                           Notional       Unrealized
 Number                                                    Value at      Appreciation/
   of               Description            Expiration      7/31/06      (Depreciation)
Contracts     Long Futures Outstanding        Date          (USD)           (USD)
              ------------------------
              NASDAQ 100 Futures
    1         Index                         9/15/06         151,875         (5,665)
   43         S&P 500 E-Mini Index          9/15/06       2,755,763         38,556
   12         S&P 400 E-Mini Index          9/15/06         895,680         (9,023)
   12         S&P 500 Futures Index         9/15/06       3,845,400         45,770

Percentages indicated are based on net assets as of July 31, 2006.

(a) Cost for federal income tax purposes is $160,853,803. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation                  $22,699,131
Unrealized depreciation                   (6,723,054)
                                         -----------
Net unrealized appreciation              $15,976,077
                                         ===========

(b)   Represents non-income producing security.
(c)   Rate shown represents the rate as of July 31, 2006.
ADR - American Depositary Receipts
PLC - Public Limited Company
+   - All or a portion of this security is segregated with the custodian for futures contracts.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                         VALUE
                                                                  -------                     ------------
COMMON STOCKS (99.8%)

AEROSPACE & DEFENSE (2.1%)
AAR Corp. (b)                                                       1,050                     $    24,864
Alliant Techsystems, Inc. (b)                                         570                          45,680
Applied Signal Technology, Inc.                                       460                           7,047
Armor Holdings, Inc. (b)                                              850                          43,911
Boeing Co.                                                          2,910                         225,292
Ceradyne, Inc. (b)                                                    760                          37,156
Cubic Corp.                                                           560                          11,234
Curtiss-Wright Corp.                                                1,360                          39,522
DRS Technologies, Inc.                                                721                          33,375
EDO Corp.                                                             640                          14,362
Esterline Technologies Corp. (b)                                      710                          30,054
GenCorp., Inc. (b)                                                  1,550                          22,801
General Dynamics Corp.                                              1,470                          98,519
Goodrich Corp.                                                        470                          18,974
Honeywell International, Inc.                                       3,280                         126,936
Kaman Corp.                                                           610                          11,194
L-3 Communications Holdings, Inc.                                     410                          30,197
Lockheed Martin Corp.                                               1,300                         103,584
Moog, Inc. (b)                                                      1,120                          38,853
Northrop Grumman Corp.                                              1,340                          88,695
Precision Castparts Corp.                                           2,400                         143,160
Raytheon Co.                                                        1,790                          80,675
Rockwell Collins, Inc.                                                620                          33,089
Sequa Corp. (b)                                                        90                           7,295
Teledyne Technologies, Inc. (b)                                     1,030                          39,305
Triumph Group, Inc. (b)                                               460                          22,075
United Technologies Corp.                                           3,760                         233,834
                                                                                              -----------
                                                                                                1,611,683
                                                                                              -----------
AIR FREIGHT & LOGISTICS (1.0%)
C.H. Robinson Worldwide, Inc.                                       3,160                         144,665
EGL, Inc. (b)                                                         940                          41,275
Expeditors International of Washington, Inc.                        3,660                         166,420
FedEx Corp.                                                         1,060                         110,993
Forward Air Corp.                                                     905                          29,041
Hub Group, Inc., Class A (b)                                        1,260                          28,451
United Parcel Service, Inc., Class B                                4,050                         279,086
                                                                                              -----------
                                                                                                  799,931
                                                                                              -----------
AIRLINES (0.3%)
AirTran Holdings, Inc. (b)                                          1,710                          21,443
Alaska Air Group, Inc. (b)                                            810                          30,075
Frontier Airlines Holdings, Inc. (b)                                1,130                           7,322
JetBlue Airways Corp. (b)                                           3,105                          33,192
Mesa Air Group, Inc. (b)                                              980                           8,291
SkyWest, Inc.                                                       2,000                          48,500
Southwest Airlines Co.                                              3,430                          61,707
                                                                                              -----------
                                                                                                  210,530
                                                                                              -----------

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                        VALUE
                                                                  -------                     -----------
AUTO COMPONENTS (0.4%)
ArvinMeritor, Inc.                                                  1,330                     $    21,892
Bandag, Inc.                                                          270                           9,310
BorgWarner, Inc.                                                    1,000                          60,000
Drew Industries, Inc. (b)                                             400                           9,332
Gentex Corp.                                                        3,240                          43,222
Goodyear Tire & Rubber Co. (b)                                        700                           7,700
Johnson Controls, Inc.                                                680                          52,197
Lear Corp.                                                          1,300                          29,341
LKQ Corp. (b)                                                       1,300                          29,120
Modine Manufacturing Co.                                              690                          16,263
Standard Motor Products, Inc.                                         620                           4,836
Superior Industries International, Inc.                               740                          13,475
                                                                                              -----------
                                                                                                  296,688
                                                                                              -----------
AUTOMOBILES (0.3%)
Coachmen Industries, Inc.                                             470                           5,090
Fleetwood Enterprises, Inc. (b)                                     1,820                          12,958
Ford Motor Co.                                                      7,120                          47,490
General Motors Corp.                                                2,110                          68,006
Harley-Davidson, Inc.                                               1,030                          58,711
Monaco Coach Corp.                                                    820                           8,733
Thor Industries, Inc.                                                 610                          26,132
Winnebago Industries, Inc.                                          1,010                          29,199
                                                                                              -----------
                                                                                                  256,319
                                                                                              -----------
BEVERAGES (1.2%)
Coca-Cola Co.                                                       8,220                         365,790
Coca-Cola Enterprises, Inc.                                         1,690                          36,267
Hansen Natural Corp. (b)                                            1,540                          70,825
Pepsi Bottling Group, Inc.                                            890                          29,593
PepsiAmericas, Inc.                                                 1,630                          36,838
PepsiCo, Inc.                                                       6,400                         405,632
                                                                                              -----------
                                                                                                  944,945
                                                                                              -----------
BIOTECHNOLOGY (1.1%)
Amgen, Inc. (b)                                                     4,480                         312,436
ArQule, Inc. (b)                                                    1,090                           5,624
Biogen Idec, Inc. (b)                                               1,460                          61,495
Cephalon, Inc. (b)                                                  1,120                          73,629
Genzyme Corp. (b)                                                   1,030                          70,328
Gilead Sciences, Inc. (b)                                           1,770                         108,821
Martek Biosciences Corp. (b)                                          650                          18,155
Medimmune, Inc. (b)                                                 1,150                          29,187
Millennium Pharmaceuticals, Inc. (b)                                6,170                          60,589
PDL BioPharma, Inc. (b)                                             2,340                          42,143
Regeneron Pharmaceuticals, Inc. (b)                                 1,620                          22,129
Savient Pharmaceuticals, Inc. (b)                                   2,150                          12,685
Vertex Pharmaceuticals, Inc. (b)                                    2,070                          69,386
                                                                                              -----------
                                                                                                  886,607
                                                                                              -----------
BUILDING PRODUCTS (0.3%)
American Standard Cos., Inc.                                          730                          28,200
Apogee Enterprises, Inc.                                              800                          11,496
ElkCorp                                                               590                          14,715
Griffon Corp. (b)                                                     840                          19,001
Lennox International, Inc.                                          1,720                          39,233
Masco Corp.                                                         1,830                          48,915
NCI Building Systems, Inc. (b)                                        570                          26,642

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                        VALUE
                                                                  -------                     -----------
Simpson Manufacturing Co., Inc.                                     1,150                     $    32,200
Universal Forest Products, Inc.                                       440                          22,348
                                                                                              -----------
                                                                                                  242,750
                                                                                              -----------
CAPITAL MARKETS (2.6%)
A.G. Edwards, Inc.                                                  1,380                          74,465
Ameriprise Financial, Inc. (b)                                        966                          43,084
Bank of New York Co., Inc.                                          3,420                         114,946
Bear Stearns Cos., Inc.                                               390                          55,329
Charles Schwab Corp.                                                4,730                          75,112
E*TRADE Financial Corp. (b)                                         1,600                          37,296
Eaton Vance Corp.                                                   2,460                          60,910
Federated Investors, Inc.                                             440                          13,644
Franklin Resources, Inc.                                              530                          48,469
Goldman Sachs Group, Inc.                                           1,550                         236,763
Investment Technology Group, Inc. (b)                               1,250                          62,950
Investors Financial Services Corp.                                  1,210                          54,232
Janus Capital Group, Inc.                                             870                          14,085
Jefferies Group, Inc.                                               2,010                          52,220
LaBranche & Co., Inc. (b)                                           1,650                          16,302
Legg Mason, Inc.                                                      450                          37,562
Lehman Brothers Holdings, Inc.                                      1,970                         127,952
Mellon Financial Corp.                                              1,750                          61,250
Merrill Lynch & Co., Inc.                                           3,400                         247,588
Morgan Stanley                                                      3,960                         263,339
Northern Trust Corp.                                                  720                          41,112
Piper Jaffray Cos., Inc. (b)                                          580                          29,690
Raymond James Financial, Inc.                                       1,845                          53,616
SEI Investments Co.                                                 1,170                          57,166
State Street Corp.                                                  1,230                          73,874
SWS Group, Inc.                                                       520                          13,556
T. Rowe Price Group, Inc.                                             120                           4,957
Tradestation Group, Inc. (b)                                          520                           7,602
Waddell & Reed Financial, Inc.                                      1,510                          32,873
                                                                                              -----------
                                                                                                2,011,944
                                                                                              -----------
CHEMICALS (1.8%)
A. Schulman, Inc.                                                     800                          17,504
Air Products & Chemicals, Inc.                                        830                          53,062
Airgas, Inc.                                                        1,290                          46,763
Albemarle Corp.                                                       720                          36,302
Arch Chemicals, Inc.                                                  760                          26,934
Ashland, Inc.                                                         230                          15,297
Cabot Corp.                                                         1,200                          39,924
Chemtura Corp.                                                      4,283                          36,877
Cytec Industries, Inc.                                                730                          38,989
Dow Chemical Co.                                                    3,840                         132,787
E.I. Du Pont De Nemours & Co.                                       3,800                         150,707
Ecolab, Inc.                                                          850                          36,610
Ferro Corp.                                                           680                          10,982
FMC Corp.                                                             680                          41,949
Georgia Gulf Corp.                                                  1,070                          27,242
H.B. Fuller Co.                                                       860                          34,383
Hercules, Inc. (b)                                                    260                           3,614
International Flavors & Fragrances, Inc.                              420                          15,540
Lubrizol Corp.                                                      1,370                          58,595
Lyondell Chemical Co.                                               3,990                          88,857

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                        VALUE
                                                                  -------                     -----------
MacDermid, Inc.                                                       790                     $    21,354
Material Sciences Corp. (b)                                           510                           4,804
Minerals Technologies, Inc.                                           350                          17,717
Monsanto Co.                                                        1,940                          83,401
Olin Corp.                                                          1,220                          19,557
OM Group, Inc. (b)                                                    880                          30,906
OMNOVA Solutions, Inc. (b)                                          1,230                           7,417
Penford Corp.                                                         240                           3,866
PolyOne Corp. (b)                                                   2,540                          21,209
PPG Industries, Inc.                                                  650                          40,001
Praxair, Inc.                                                       1,280                          70,195
Quaker Chemical Corp.                                                 180                           3,476
Rohm & Haas Co.                                                       650                          29,978
RPM International, Inc.                                             1,910                          35,793
Sensient Technologies Corp.                                           790                          15,753
Sigma-Aldrich Corp.                                                   220                          15,290
The Scotts Miracle-Gro Co., Class A                                   910                          35,699
Tronox, Inc., Class B                                                 994                          13,071
Valspar Corp.                                                       1,860                          45,812
Wellman, Inc.                                                         940                           2,858
                                                                                              -----------
                                                                                                1,431,075
                                                                                              -----------
COMMERCIAL BANKS (4.7%)
AmSouth Bancorp                                                     1,320                          37,831
Associated Banc-Corp                                                2,510                          78,714
Bank of Hawaii Corp.                                                  990                          49,045
BB&T Corp.                                                          2,480                         104,134
Boston Private Financial Holdings, Inc.                             1,020                          25,633
Cathay General Bancorp                                              1,010                          37,118
Central Pacific Financial Corp.                                       920                          32,200
Chittenden Corp.                                                    1,230                          34,711
City National Corp.                                                   700                          46,697
Colonial BancGroup, Inc.                                            2,500                          63,500
Comerica, Inc.                                                        610                          35,716
Commerce Bancorp, Inc.                                                820                          27,855
Community Bank System, Inc.                                           860                          18,198
Compass Bancshares, Inc.                                              520                          30,649
Cullen/Frost Bankers, Inc.                                            850                          49,912
East West Bancorp, Inc.                                             1,870                          75,455
Fifth Third Bancorp                                                 2,580                          98,400
First Bancorp                                                       2,610                          24,769
First Commonwealth Financial Corp.                                    120                           1,559
First Horizon National Corp.                                          650                          27,235
First Indiana Corp.                                                   180                           4,513
First Midwest Bancorp, Inc.                                         1,500                          53,550
First Republic Bank                                                   705                          29,984
FirstMerit Corp.                                                    1,360                          29,811
Glacier Bancorp, Inc.                                                 810                          24,818
Greater Bay Bancorp                                                   940                          26,922
Hanmi Financial Corp.                                                 620                          11,805
Huntington Bancshares, Inc.                                           780                          18,993
Independent Bank Corp.                                                380                           9,732
Irwin Financial Corp.                                                 710                          13,937
KeyCorp                                                             1,690                          62,361
M&T Bank Corp.                                                        230                          28,042
Marshall & Ilsley Corp.                                             1,050                          49,319
Mercantile Bankshares Corp.                                         2,490                          88,544

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                        VALUE
                                                                  -------                     -----------
Nara Bancorp, Inc.                                                    730                     $    13,439
National City Corp.                                                 2,540                          91,439
North Fork Bancorporation, Inc.                                     1,920                          54,394
PNC Financial Services Group, Inc.                                  1,125                          79,695
PrivateBancorp, Inc.                                                  560                          26,326
Prosperity Bancshares, Inc.                                           700                          24,619
Provident Bankshares Corp.                                            980                          36,035
Regions Financial Corp.                                             2,020                          73,306
Republic Bancorp, Inc.                                              2,083                          27,204
South Financial Group, Inc.                                         2,150                          58,093
Sterling Bancorp                                                      220                           4,437
Sterling Bancshares, Inc.                                           1,240                          24,292
Sterling Financial Corp.                                              975                          31,171
SunTrust Banks, Inc.                                                1,360                         107,262
Susquehanna Bancshares, Inc.                                        1,220                          29,500
Svb Financial Group (b)                                               650                          29,133
Synovus Financial Corp.                                             1,180                          33,347
TCF Financial Corp.                                                 2,400                          64,584
Texas Regional Bancshares, Inc.                                       693                          26,272
U.S. Bancorp                                                        7,540                         241,279
UCBH Holdings, Inc.                                                 2,700                          45,036
Umpqua Holdings Corp.                                               1,570                          40,961
United Bankshares, Inc.                                             1,160                          41,331
Wachovia Corp.                                                      6,154                         330,038
Wells Fargo & Co.                                                   6,280                         454,294
Westamerica Bancorp                                                   600                          28,866
Whitney Holding Corp.                                               1,920                          69,293
Wilmington Trust Corp.                                              1,380                          60,099
Wintrust Financial Corp.                                              690                          33,127
Zions Bancorp                                                         320                          26,285
                                                                                              -----------
                                                                                                3,556,819
                                                                                              -----------
COMMERCIAL SERVICES & SUPPLIES (2.1%)
ABM Industries, Inc.                                                1,320                          21,780
ADESA, Inc.                                                         1,730                          35,309
Administaff, Inc.                                                     680                          21,495
Allied Waste Industries, Inc. (b)                                   1,280                          13,005
Angelica Corp.                                                        280                           4,718
Avery Dennison Corp.                                                  430                          25,211
Banta Corp.                                                           510                          18,018
Bowne & Co., Inc.                                                   1,420                          19,695
Brady Corp.                                                         1,590                          53,678
Brink's Co.                                                           860                          47,377
CDI Corp.                                                             450                           8,798
Central Parking Corp.                                                 920                          14,150
ChoicePoint, Inc. (b)                                               1,750                          59,780
Cintas Corp.                                                          650                          22,945
Coinstar, Inc. (b)                                                    900                          21,951
Consolidated Graphics, Inc. (b)                                       380                          18,692
Copart, Inc. (b)                                                    1,430                          38,095
Deluxe Corp.                                                        1,060                          18,020
Dun & Bradstreet Corp. (b)                                          1,250                          83,400
G & K Services, Inc.                                                  680                          22,936
Healthcare Services Group                                             490                          10,589
Heidrick & Struggles International, Inc. (b)                          590                          19,069
Herman Miller, Inc.                                                 1,360                          38,638
HNI Corp.                                                             960                          38,986

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                        VALUE
                                                                  -------                     -----------
John H. Harland Co.                                                   870                     $    34,200
Kelly Services, Inc.                                                  500                          13,535
Korn/Ferry International, Inc. (b)                                    710                          13,185
Labor Ready, Inc. (b)                                               1,650                          26,912
Manpower, Inc.                                                      1,580                          93,977
Mine Safety Appliances Co.                                            570                          22,652
Mobile Mini, Inc. (b)                                               1,060                          32,457
Monster Worldwide, Inc. (b)                                           490                          19,600
Navigant Consulting, Inc. (b)                                         870                          16,600
NCO Group, Inc. (b)                                                 1,060                          28,037
On Assignment, Inc. (b)                                               930                           7,952
Pitney Bowes, Inc.                                                  1,130                          46,692
R.R. Donnelley & Sons Co.                                           1,120                          32,693
Republic Services, Inc.                                             2,500                         100,399
Robert Half International, Inc.                                       730                          23,623
Rollins, Inc.                                                         830                          17,538
School Specialty, Inc. (b)                                            730                          23,360
Spherion Corp. (b)                                                  1,660                          12,616
Standard Register Co.                                               1,090                          13,407
Stericycle, Inc. (b)                                                  850                          57,103
Tetra Tech, Inc. (b)                                                1,840                          29,495
The Corporate Executive Board Co.                                     720                          67,680
United Stationers, Inc. (b)                                           920                          45,236
Volt Information Sciences, Inc. (b)                                   230                           9,752
Waste Connections, Inc. (b)                                         1,500                          56,070
Waste Management, Inc.                                              2,620                          90,076
Watson Wyatt & Co. Holdings                                         1,390                          45,814
                                                                                              -----------
                                                                                                1,656,996
                                                                                              -----------
COMMUNICATIONS EQUIPMENT (2.2%)
ADC Telecommunications, Inc. (b)                                      570                           6,971
ADTRAN, Inc.                                                        1,410                          30,837
Andrew Corp. (b)                                                      630                           5,324
Avaya, Inc. (b)                                                     1,730                          16,020
Avocent Corp. (b)                                                   1,010                          25,836
Bel Fuse, Inc.                                                        430                          13,584
Belden CDT, Inc.                                                    1,280                          41,536
Black Box Corp.                                                       530                          21,788
Blue Coat Systems, Inc. (b)                                           490                           7,046
C-COR, Inc. (b)                                                     1,370                           9,056
CIENA Corp. (b)                                                     2,260                           8,204
Cisco Systems, Inc. (b)                                            23,480                         419,117
CommScope, Inc. (b)                                                 1,090                          34,041
Comtech Telecommunications Corp. (b)                                  630                          17,489
Comverse Technology, Inc. (b)                                         970                          18,799
Corning, Inc. (b)                                                   6,010                         114,610
Digi International, Inc. (b)                                          690                           8,632
Ditech Networks, Inc. (b)                                             690                           5,603
Dycom Industries, Inc. (b)                                            840                          15,112
F5 Networks, Inc. (b)                                                 730                          33,828
Harmonic, Inc. (b)                                                  2,130                          10,757
Harris Corp.                                                        2,450                         111,597
Inter-Tel, Inc.                                                       740                          15,866
JDS Uniphase Corp. (b)                                              5,440                          11,587
Juniper Networks, Inc. (b)                                          2,470                          33,222
Lucent Technologies, Inc. (b)                                      15,710                          33,462
Motorola, Inc.                                                      9,410                         214,171

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                        VALUE
                                                                  -------                     -----------
NETGEAR, Inc. (b)                                                   1,110                     $    21,479
Network Equipment Technologies, Inc. (b)                              780                           2,465
PC-Tel, Inc. (b)                                                    1,320                          12,289
Plantronics, Inc.                                                     960                          14,938
Polycom, Inc. (b)                                                   1,790                          39,738
Powerwave Technologies, Inc. (b)                                    2,100                          16,674
QUALCOMM, Inc.                                                      6,220                         219,316
Symmetricom, Inc. (b)                                               1,330                           9,416
Tellabs, Inc. (b)                                                   1,664                          15,642
Tollgrade Communications, Inc. (b)                                    410                           3,805
UTStarcom, Inc. (b)                                                 1,940                          16,121
ViaSat, Inc. (b)                                                      780                          19,266
                                                                                              -----------
                                                                                                1,675,244
                                                                                              -----------
COMPUTERS & PERIPHERALS (2.3%)
Adaptec, Inc. (b)                                                   3,220                          14,168
Apple Computer, Inc. (b)                                            3,110                         211,355
Avid Technology, Inc. (b)                                           1,255                          44,226
Dell, Inc. (b)                                                      8,810                         191,001
Diebold, Inc.                                                       1,320                          53,328
EMC Corp. (b)                                                      10,160                         103,124
Gateway, Inc. (b)                                                   1,590                           2,544
Hewlett-Packard Co.                                                10,500                         335,054
Hutchinson Technology, Inc. (b)                                       910                          16,426
Imation Corp.                                                         670                          27,282
International Business Machines Corp.                               5,790                         448,203
Komag, Inc. (b)                                                       890                          34,096
Lexmark International, Inc. (b)                                       370                          19,999
McDATA Corp. (b)                                                    2,160                           6,912
NCR Corp. (b)                                                         780                          25,069
Neoware, Inc. (b)                                                     610                           7,552
Network Appliance, Inc. (b)                                         1,480                          43,941
Novatel Wireless, Inc. (b)                                            680                           7,521
Palm, Inc. (b)                                                      1,760                          26,242
SanDisk Corp. (b)                                                     710                          33,129
Sun Microsystems, Inc. (b)                                         12,390                          53,897
Synaptics, Inc. (b)                                                   840                          17,657
Western Digital Corp. (b)                                           4,240                          74,370
                                                                                              -----------
                                                                                                1,797,096
                                                                                              -----------
CONSTRUCTION & ENGINEERING (0.4%)
EMCOR Group, Inc. (b)                                                 900                          46,368
Fluor Corp.                                                           290                          25,471
Granite Construction, Inc.                                            590                          25,659
Insituform Technologies, Inc. (b)                                     790                          17,025
Jacobs Engineering Group, Inc. (b)                                  1,020                          84,650
Quanta Services, Inc. (b)                                           2,120                          33,835
Shaw Group, Inc. (b)                                                2,470                          51,104
URS Corp. (b)                                                       1,300                          51,480
                                                                                              -----------
                                                                                                  335,592
                                                                                              -----------
CONSTRUCTION MATERIALS (0.2%)
Florida Rock Industries, Inc.                                         845                          32,161
Headwaters, Inc. (b)                                                1,330                          30,776
Martin Marietta Materials, Inc.                                       790                          63,611
Texas Industries, Inc.                                                660                          32,591
Vulcan Materials Co.                                                  320                          21,430
                                                                                              -----------
                                                                                                  180,569
                                                                                              -----------

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                        VALUE
                                                                  -------                     -----------
CONSUMER FINANCE (0.7%)
American Express Co.                                                4,780                     $   248,847
AmeriCredit Corp. (b)                                               2,480                          60,983
Capital One Financial Corp.                                         1,130                          87,406
Cash America International, Inc.                                      940                          32,195
Rewards Network, Inc. (b)                                             720                           3,240
SLM Corp.                                                           1,660                          83,498
World Acceptance Corp. (b)                                            540                          22,410
                                                                                              -----------
                                                                                                  538,579
                                                                                              -----------
CONTAINERS & PACKAGING (0.4%)
AptarGroup, Inc.                                                    1,040                          53,560
Ball Corp.                                                            480                          18,384
Bemis Co., Inc.                                                       420                          12,894
Caraustar Industries, Inc. (b)                                        840                           5,930
Chesapeake Corp.                                                      550                           7,838
Myers Industries, Inc.                                                890                          14,810
Packaging Corp. of America                                          1,730                          39,669
Pactiv Corp. (b)                                                      600                          14,706
Rock-Tenn Co.                                                         940                          16,159
Sealed Air Corp.                                                      310                          14,644
Sonoco Products Co.                                                 1,750                          56,927
Temple-Inland, Inc.                                                   490                          20,845
                                                                                              -----------
                                                                                                  276,366
                                                                                              -----------
DISTRIBUTORS (0.1%)
Audiovox Corp. (b)                                                    680                           8,520
Building Materials Holding Corp.                                      900                          19,287
Genuine Parts Co.                                                     850                          35,394
                                                                                              -----------
                                                                                                   63,201
                                                                                              -----------
DIVERSIFIED CONSUMER SERVICES (0.4%)
Apollo Group, Inc. (b)                                                530                          25,080
Career Education Corp. (b)                                          1,870                          53,221
Corinthian Colleges, Inc. (b)                                       1,600                          21,472
DeVry, Inc. (b)                                                     1,220                          25,742
H&R Block, Inc.                                                     1,520                          34,580
ITT Educational Services, Inc. (b)                                    620                          41,800
Laureate Education, Inc. (b)                                          940                          42,911
Pre-Paid Legal Services, Inc.                                         360                          13,039
Regis Corp.                                                           880                          29,638
Sotheby's Holdings, Inc.                                              900                          24,867
Universal Technical Institute, Inc. (b)                               690                          13,890
Vertrue, Inc. (b)                                                     320                          13,587
                                                                                              -----------
                                                                                                  339,827
                                                                                              -----------
DIVERSIFIED FINANCIAL SERVICES (3.2%)
Bank of America Corp.                                              17,069                         879,566
CIT Group, Inc.                                                       820                          37,646
Citigroup, Inc.                                                    18,680                         902,430
Financial Federal Corp.                                               840                          22,571
JPMorgan Chase & Co.                                               13,130                         598,991
Moody's Corp.                                                         960                          52,685
Portfolio Recovery Associates, Inc. (b)                               490                          20,982
                                                                                              -----------
                                                                                                2,514,871
                                                                                              -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.7%)
AT&T, Inc.                                                         15,147                         454,259
BellSouth Corp.                                                     7,010                         274,582
CenturyTel, Inc.                                                      510                          19,671
Cincinnati Bell, Inc. (b)                                           4,040                          16,200

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                        VALUE
                                                                  -------                     -----------
Citizens Communications Co.                                         1,380                     $    17,705
Commonwealth Telephone Enterprises, Inc.                              740                          24,797
Embarq Corp. (b)                                                      576                          26,064
General Communication, Inc. (b)                                     2,000                          23,860
Qwest Communications International, Inc. (b)                        6,710                          53,613
Verizon Communications, Inc.                                       11,500                         388,930
Windstream Corp.                                                    1,654                          20,728
                                                                                              -----------
                                                                                                1,320,409
                                                                                              -----------
ELECTRIC UTILITIES (1.8%)
Allegheny Energy, Inc. (b)                                            680                          27,914
ALLETE, Inc.                                                          930                          43,171
American Electric Power Co., Inc.                                   1,940                          70,073
Central Vermont Public Service Corp.                                  370                           8,122
Cleco Corp.                                                         1,400                          34,608
DPL, Inc.                                                           2,470                          68,567
Duquesne Light Holdings, Inc.                                       1,260                          24,532
Edison International                                                1,380                          57,104
El Paso Electric Co. (b)                                            1,410                          30,907
Entergy Corp.                                                         800                          61,680
Exelon Corp.                                                        2,650                         153,434
FirstEnergy Corp.                                                   1,410                          78,960
FPL Group, Inc.                                                     1,910                          82,397
Great Plains Energy, Inc.                                           1,460                          42,822
Green Mountain Power Corp.                                            190                           6,418
Hawaiian Electric Industries, Inc.                                  1,360                          38,978
IDACORP, Inc.                                                         840                          31,315
Northeast Utilities                                                 2,410                          53,984
Pepco Holdings, Inc.                                                3,640                          89,180
Pinnacle West Capital Corp.                                           630                          27,096
PPL Corp.                                                           1,840                          62,597
Progress Energy, Inc.                                               1,330                          57,922
Sierra Pacific Resources (b)                                        3,500                          50,575
Southern Co.                                                        3,400                         114,852
UIL Holdings Corp.                                                    783                          27,284
Unisource Energy Corp.                                              1,050                          35,028
Westar Energy, Inc.                                                 1,550                          35,805
                                                                                              -----------
                                                                                                1,415,325
                                                                                              -----------
ELECTRICAL EQUIPMENT (0.8%)
A.O. Smith Corp.                                                      580                          24,859
Acuity Brands, Inc.                                                 1,310                          57,286
American Power Conversion Corp.                                       710                          11,985
AMETEK, Inc.                                                        1,290                          54,722
Baldor Electric Co.                                                   890                          26,344
C&D Technologies, Inc.                                                680                           4,828
Cooper Industries Ltd.                                                270                          23,263
Emerson Electric Co.                                                1,480                         116,801
Hubbell, Inc.                                                       1,090                          51,230
MagneTek, Inc. (b)                                                    890                           2,501
REGAL-BELOIT CORP.                                                    890                          35,378
Rockwell Automation, Inc.                                             610                          37,808
Roper Industries, Inc.                                              1,580                          71,416
Thomas & Betts Corp. (b)                                              970                          45,910
Vicor Corp.                                                           810                           9,275
Woodward Governor Co.                                                 840                          24,620
                                                                                              -----------
                                                                                                  598,226
                                                                                              -----------

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                        VALUE
                                                                  -------                     -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.8%)
Aeroflex, Inc. (b)                                                  2,160                     $    21,902
Agilent Technologies, Inc. (b)                                      1,700                          48,348
Agilysys, Inc.                                                        930                          14,573
Amphenol Corp.                                                      1,590                          89,168
Anixter International, Inc.                                           910                          50,168
Arrow Electronics, Inc. (b)                                         2,240                          63,302
Avnet, Inc. (b)                                                     2,890                          52,598
Bell Microproducts, Inc. (b)                                          820                           3,862
Benchmark Electronics, Inc. (b)                                     2,045                          49,755
Brightpoint, Inc. (b)                                               1,608                          23,589
CDW Corp.                                                           1,090                          64,397
Checkpoint Systems, Inc. (b)                                        1,260                          20,790
Cognex Corp.                                                        1,510                          35,636
Coherent, Inc. (b)                                                    940                          30,136
CTS Corp.                                                           1,000                          14,410
Daktronics, Inc.                                                    1,000                          28,140
Electro Scientific Industries, Inc. (b)                               910                          15,998
FLIR Systems, Inc. (b)                                              2,090                          50,181
Gerber Scientific, Inc. (b)                                           650                           9,965
Global Imaging Systems, Inc. (b)                                      780                          32,978
Ingram Micro, Inc. (b)                                              2,160                          38,081
Insight Enterprises, Inc. (b)                                       1,380                          23,377
Itron, Inc. (b)                                                       710                          33,043
Jabil Circuit, Inc.                                                   740                          17,094
Keithley Instruments, Inc.                                            510                           5,758
KEMET Corp. (b)                                                     1,520                          12,722
Littelfuse, Inc. (b)                                                  680                          22,970
LoJack Corp. (b)                                                      500                           7,905
Mercury Computer Systems, Inc. (b)                                    770                          10,349
Methode Electronics, Inc.                                             980                           7,840
Molex, Inc.                                                           670                          21,252
MTS Systems Corp.                                                     540                          19,904
National Instruments Corp.                                          1,190                          33,023
Newport Corp. (b)                                                     770                          14,037
Park Electrochemical Corp.                                            670                          16,502
Paxar Corp. (b)                                                     1,260                          23,209
Photon Dynamics, Inc. (b)                                             660                           7,009
Planar Systems, Inc. (b)                                              420                           4,435
Plexus Corp. (b)                                                      830                          20,684
RadiSys Corp. (b)                                                     660                          13,919
Rogers Corp. (b)                                                      480                          27,360
Sanmina-SCI Corp. (b)                                               1,930                           6,678
ScanSource, Inc. (b)                                                  860                          25,585
Solectron Corp. (b)                                                 3,550                          10,721
Symbol Technologies, Inc.                                             990                          10,940
Tech Data Corp. (b)                                                 1,110                          41,270
Technitrol, Inc.                                                    1,290                          31,966
Tektronix, Inc.                                                       410                          11,181
Trimble Navigation Ltd. (b)                                         1,560                          74,928
Vishay Intertechnology, Inc. (b)                                    3,320                          46,580
X-Rite, Inc.                                                          610                           5,649
                                                                                              -----------
                                                                                                1,365,867
                                                                                              -----------
ENERGY EQUIPMENT & SERVICES (3.3%)
Atwood Oceanics, Inc. (b)                                             780                          36,605
Baker Hughes, Inc.                                                  1,240                          99,138
BJ Services Co.                                                     1,320                          47,876

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                        VALUE
                                                                  -------                     -----------
Bristow Group, Inc. (b)                                               730                     $    24,740
Cameron International Corp. (b)                                     2,110                         106,365
CARBO Ceramics, Inc.                                                  575                          22,362
Dril-Quip, Inc. (b)                                                   210                          17,743
ENSCO International, Inc.                                           2,840                         131,265
FMC Technologies, Inc. (b)                                          1,220                          76,884
Grant Prideco, Inc. (b)                                             2,400                         109,224
Halliburton Co.                                                     3,920                         130,771
Hanover Compressor Co. (b)                                          1,550                          29,450
Helix Energy Solutions Group, Inc. (b)                              2,682                         104,576
Helmerich & Payne, Inc.                                             1,910                          52,869
Hydril Co. (b)                                                        520                          36,020
Input/Output, Inc. (b)                                              2,300                          22,609
Lone Star Technologies, Inc. (b)                                      870                          40,977
Lufkin Industries, Inc.                                               410                          25,424
Maverick Tube Corp. (b)                                             1,050                          66,980
Nabors Industries Ltd. (b)                                          1,320                          46,622
National-Oilwell, Inc. (b)                                            643                          43,107
Noble Corp.                                                           490                          35,158
NS Group, Inc. (b)                                                    640                          32,371
Oceaneering International, Inc. (b)                                 1,570                          68,640
Patterson-UTI Energy, Inc.                                          3,330                          94,306
Pride International, Inc. (b)                                       3,150                          94,091
Rowan Cos., Inc.                                                      390                          13,209
Schlumberger Ltd.                                                   4,370                         292,135
SEACOR Holdings, Inc. (b)                                             560                          45,556
Smith International, Inc.                                           3,720                         165,800
TETRA Technologies, Inc. (b)                                        2,100                          60,081
Tidewater, Inc.                                                     1,110                          52,958
Transocean, Inc. (b)                                                1,180                          91,131
Unit Corp. (b)                                                      1,320                          77,405
Veritas DGC, Inc. (b)                                               1,030                          58,988
W-H Energy Services, Inc. (b)                                         850                          46,767
Weatherford International Ltd. (b)                                  1,330                          62,297
                                                                                              -----------
                                                                                                2,562,500
                                                                                              -----------
FOOD & STAPLES RETAILING (1.6%)
BJ's Wholesale Club, Inc. (b)                                       1,330                          37,878
Casey's General Stores, Inc.                                        1,440                          32,587
Costco Wholesale Corp.                                              1,810                          95,496
CVS Corp.                                                           3,230                         105,686
Great Atlantic & Pacific Tea Co., Inc.                                690                          16,388
Kroger Co.                                                          2,850                          65,351
Longs Drug Stores Corp.                                               780                          32,074
Nash Finch Co.                                                        430                           9,619
Performance Food Group Co. (b)                                      1,230                          34,280
Ruddick Corp.                                                         780                          19,094
Safeway, Inc.                                                       1,930                          54,194
SUPERVALU, Inc.                                                       820                          22,238
Sysco Corp.                                                         2,820                          77,832
United Natural Foods, Inc. (b)                                      1,370                          41,292
Wal-Mart Stores, Inc.                                               9,480                         421,859
Walgreen Co.                                                        3,810                         178,232
Whole Foods Market, Inc.                                              550                          31,631
                                                                                              -----------
                                                                                                1,275,731
                                                                                              -----------

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                        VALUE
                                                                  -------                     -----------
FOOD PRODUCTS (1.5%)
American Italian Pasta Co. (b)                                       630                      $     5,235
Archer-Daniels-Midland Co.                                          2,490                         109,560
Campbell Soup Co.                                                   1,210                          44,383
ConAgra Foods, Inc.                                                 2,170                          46,655
Corn Products International, Inc.                                   2,320                          77,163
Dean Foods Co. (b)                                                    720                          27,022
Delta & Pine Land Co.                                               1,150                          39,342
Flowers Foods, Inc.                                                 1,800                          51,264
General Mills, Inc.                                                 1,700                          88,230
H.J. Heinz Co.                                                      1,550                          65,054
Hain Celestial Group, Inc. (b)                                      1,170                          25,272
Hershey Foods Corp.                                                   810                          44,526
Hormel Foods Corp.                                                  1,680                          63,386
J & J Snack Foods Corp.                                               520                          15,647
J.M. Smucker Co.                                                    1,180                          52,663
Kellogg Co.                                                         1,380                          66,475
Lancaster Colony Corp.                                                570                          21,842
Lance, Inc.                                                           890                          21,209
McCormick & Co., Inc.                                                 590                          20,685
Peet's Coffee & Tea, Inc. (b)                                         470                          13,334
Ralcorp Holdings, Inc. (b)                                            850                          35,428
Sanderson Farms, Inc.                                                 470                          12,178
Sara Lee Corp.                                                      3,080                          52,052
Smithfield Foods, Inc. (b)                                          1,940                          55,193
Tootsie Roll Industries, Inc.                                         793                          21,530
TreeHouse Foods, Inc. (b)                                           1,016                          24,343
Tyson Foods, Inc.                                                   1,580                          22,357
Wm. Wrigley Jr. Co.                                                 1,090                          49,987
                                                                                              -----------
                                                                                                1,172,015
                                                                                              -----------
GAS UTILITIES (1.3%)
AGL Resources, Inc.                                                 1,500                          58,530
Atmos Energy Corp.                                                  2,360                          67,897
Cascade Natural Gas Corp.                                             350                           9,072
Energen Corp.                                                       2,200                          93,764
Equitable Resources, Inc.                                           2,420                          87,144
Laclede Group, Inc.                                                   590                          19,606
National Fuel Gas Co.                                               1,400                          51,996
New Jersey Resources Corp.                                            900                          44,937
Nicor, Inc.                                                           170                           7,449
Northwest Natural Gas Co.                                             710                          26,959
ONEOK, Inc.                                                         2,290                          85,211
Peoples Energy Corp.                                                  180                           7,598
Piedmont Natural Gas Co., Inc.                                      2,130                          54,826
Questar Corp.                                                       1,530                         135,558
South Jersey Industries, Inc.                                         700                          20,769
Southern Union Co.                                                  2,880                          78,163
Southwest Gas Corp.                                                   930                          30,625
UGI Corp.                                                           3,480                          86,478
WGL Holdings, Inc.                                                    790                          23,724
                                                                                              -----------
                                                                                                  990,306
                                                                                              -----------
HEALTH CARE EQUIPMENT & SUPPLIES (3.1%)
Advanced Medical Optics, Inc. (b)                                   1,297                          63,877
American Medical Systems Holdings, Inc. (b)                         2,120                          38,690
Analogic Corp.                                                        440                          20,126
ArthroCare Corp. (b)                                                  810                          35,672
Bausch & Lomb, Inc.                                                   220                          10,406
Baxter International, Inc.                                          2,730                         114,660

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                        VALUE
                                                                  -------                     -----------
Beckman Coulter, Inc.                                               1,200                     $    68,700
Becton, Dickinson & Co.                                             1,030                          67,898
BioLase Technology, Inc. (b)                                          740                           6,075
Biomet, Inc.                                                        1,160                          38,210
Biosite, Inc. (b)                                                     560                          21,829
Boston Scientific Corp. (b)                                         4,847                          82,447
C.R. Bard, Inc.                                                       420                          29,807
CONMED Corp. (b)                                                      910                          18,155
Cooper Cos., Inc.                                                   1,370                          60,554
Cyberonics, Inc. (b)                                                  750                          16,073
Cytyc Corp. (b)                                                     2,290                          56,334
Datascope Corp.                                                       450                          13,829
DENTSPLY International, Inc.                                        3,080                          96,404
DJ Orthopedics, Inc. (b)                                              720                          28,418
Edwards Lifesciences Corp. (b)                                      1,220                          53,973
Gen-Probe, Inc. (b)                                                   960                          49,872
Greatbatch, Inc. (b)                                                  720                          17,647
Haemonetics Corp. (b)                                                 820                          35,973
Hillenbrand Industries, Inc.                                        1,270                          63,068
Hologic, Inc. (b)                                                   1,370                          61,527
Hospira, Inc. (b)                                                     690                          30,146
ICU Medical, Inc. (b)                                                 470                          19,637
IDEXX Laboratories, Inc. (b)                                          920                          81,420
Immucor, Inc. (b)                                                   2,175                          43,304
Integra LifeSciences Holdings (b)                                     600                          22,116
Intermagnetics General Corp. (b)                                    1,210                          32,815
Intuitive Surgical, Inc. (b)                                          660                          62,832
Invacare Corp.                                                      1,080                          22,712
Kensey Nash Corp. (b)                                                 400                          11,304
Medtronic, Inc.                                                     4,640                         234,414
Mentor Corp.                                                        1,190                          52,907
Merit Medical Systems, Inc. (b)                                       750                          10,890
Osteotech, Inc. (b)                                                   480                           1,862
Palomar Medical Technologies, Inc. (b)                                420                          15,998
PolyMedica Corp.                                                      730                          28,258
Possis Medical, Inc. (b)                                              540                           4,514
ResMed, Inc. (b)                                                    2,250                         104,423
Respironics, Inc. (b)                                               2,300                          81,834
St. Jude Medical, Inc. (b)                                          1,420                          52,398
STERIS Corp.                                                        1,280                          29,658
Stryker Corp.                                                       1,210                          55,067
SurModics, Inc. (b)                                                   530                          18,948
Theragenics Corp. (b)                                                 920                           2,870
Varian Medical Systems, Inc. (b)                                    2,470                         111,940
Varian, Inc. (b)                                                      610                          27,438
Viasys Healthcare, Inc. (b)                                           980                          25,245
Vital Signs, Inc.                                                     230                          11,843
Zimmer Holdings, Inc. (b)                                             940                          59,446
                                                                                              -----------
                                                                                                2,426,463
                                                                                              -----------
HEALTH CARE PROVIDERS & SERVICES (3.1%)
Aetna, Inc.                                                         2,240                          70,538
Amedisys, Inc. (b)                                                    540                          20,623
AMERIGROUP Corp. (b)                                                1,580                          45,978
AmerisourceBergen Corp.                                             1,040                          44,720
AmSurg Corp. (b)                                                      910                          20,175
Apria Healthcare Group, Inc. (b)                                      970                          16,994

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                        VALUE
                                                                  -------                     -----------
Cardinal Health, Inc.                                               1,680                     $   112,560
Caremark Rx, Inc.                                                   1,740                          91,872
Centene Corp. (b)                                                   1,360                          22,100
Chemed Corp.                                                          770                          28,321
CIGNA Corp.                                                           430                          39,238
Community Health Systems, Inc. (b)                                  2,010                          72,883
Coventry Health Care, Inc. (b)                                        656                          34,571
Cross Country Healthcare, Inc. (b)                                    860                          15,368
CryoLife, Inc. (b)                                                    830                           4,648
Express Scripts, Inc. (b)                                             570                          43,907
Genesis HealthCare Corp. (b)                                          630                          30,599
Gentiva Health Services, Inc. (b)                                     680                          10,941
HCA, Inc.                                                           1,770                          87,013
Health Net, Inc. (b)                                                2,190                          91,914
Healthways, Inc. (b)                                                1,020                          54,794
Henry Schein, Inc. (b)                                              1,760                          83,442
Hooper Holmes, Inc.                                                 1,840                           5,520
Humana, Inc. (b)                                                      660                          36,914
inVentiv Health Inc. (b)                                              900                          25,110
Laboratory Corp. of America Holdings (b)                              560                          36,075
LCA-Vision, Inc.                                                      605                          26,106
LifePoint Hospitals, Inc. (b)                                       1,154                          38,878
Lincare Holdings, Inc. (b)                                          1,970                          68,576
Manor Care, Inc.                                                      410                          20,521
Matria Healthcare, Inc. (b)                                           670                          16,529
McKesson Corp.                                                      1,290                          65,003
Medco Health Solutions, Inc. (b)                                    1,210                          71,789
Odyssey Healthcare, Inc. (b)                                        1,130                          20,351
Omnicare, Inc.                                                      2,250                         101,835
Owens & Minor, Inc.                                                 1,230                          37,158
Patterson Cos., Inc. (b)                                              730                          24,280
Pediatrix Medical Group, Inc. (b)                                   1,480                          62,752
Quest Diagnostics, Inc.                                               700                          42,084
RehabCare, Inc. (b)                                                   500                           9,360
Sierra Health Services, Inc. (b)                                    1,530                          66,065
Sunrise Senior Living, Inc. (b)                                     1,370                          39,566
United Surgical Partners International, Inc. (b)                    1,465                          36,186
UnitedHealth Group, Inc.                                            5,074                         242,688
USANA Health Sciences, Inc. (b)                                       400                          17,740
VCA Antech, Inc. (b)                                                1,570                          54,903
WellPoint, Inc. (b)                                                 2,450                         182,525
                                                                                              -----------
                                                                                                2,391,713
                                                                                              -----------
HEALTH CARE TECHNOLOGY (0.0%)
Dendrite International, Inc. (b)                                    1,350                          12,299
Per-Se Technologies, Inc. (b)                                         942                          22,485
                                                                                              -----------
                                                                                                   34,784
                                                                                              -----------
HOTELS, RESTAURANTS & LEISURE (1.6%)
Applebee's International, Inc.                                      1,490                          26,462
Bally Total Fitness Holding Corp. (b)                               1,050                           6,038
Bob Evans Farms, Inc.                                                 670                          18,452
Brinker International, Inc.                                         1,850                          59,940
CBRL Group, Inc.                                                      690                          22,542
CEC Entertainment, Inc. (b)                                         1,140                          33,664
Cheesecake Factory (b)                                              1,645                          37,588
Darden Restaurants, Inc.                                              660                          22,308

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                        VALUE
                                                                  -------                     -----------
Hilton Hotels Corp.                                                 1,790                     $    42,835
IHOP Corp.                                                            550                          25,003
International Speedway Corp.                                          740                          33,485
Jack In the Box, Inc. (b)                                           1,100                          43,384
Landry's Restaurants, Inc.                                            650                          18,389
Lone Star Steakhouse & Saloon, Inc.                                   680                          15,905
Marcus Corp.                                                        1,090                          21,517
Marriott International, Inc.                                        1,650                          58,047
McDonald's Corp.                                                    5,410                         191,461
O'Charley's, Inc. (b)                                                 670                          10,720
OSI Restaurant Partners, Inc.                                       1,360                          39,290
P.F. Chang's China Bistro, Inc. (b)                                   840                          25,393
Panera Bread Co. (b)                                                  900                          47,079
Papa John's International, Inc. (b)                                   780                          25,069
RARE Hospitality International, Inc. (b)                            1,100                          28,930
Red Robin Gourmet Burgers, Inc. (b)                                   440                          17,094
Ruby Tuesday, Inc.                                                  1,290                          28,328
Ryan's Restaurant Group, Inc. (b)                                   1,190                          18,754
Sonic Corp. (b)                                                     2,835                          55,793
Starbucks Corp. (b)                                                 3,170                         108,604
Steak n Shake Co. (b)                                                 830                          12,267
Triarc Cos., Inc., Class B                                          2,040                          28,540
Wendy's International, Inc.                                           470                          28,275
YUM! Brands, Inc.                                                   1,210                          54,450
                                                                                              -----------
                                                                                                1,205,606
                                                                                              -----------
HOUSEHOLD DURABLES (1.0%)
American Greetings Corp.                                            1,320                          29,740
Bassett Furniture Industries, Inc.                                    350                           6,311
Beazer Homes USA, Inc.                                                720                          30,017
Black & Decker Corp.                                                  230                          16,217
Blyth, Inc.                                                           690                          12,054
Centex Corp.                                                          440                          20,816
Champion Enterprises, Inc. (b)                                      2,340                          15,514
D. R. Horton, Inc.                                                  1,176                          25,202
Ethan Allen Interiors, Inc.                                         1,010                          37,693
Furniture Brands International, Inc.                                  880                          17,653
Harman International Industries, Inc.                                 230                          18,446
Hovnanian Enterprises, Inc. (b)                                       670                          18,351
Interface, Inc. (b)                                                 1,520                          18,650
KB Home                                                               270                          11,480
La-Z-Boy, Inc.                                                      1,400                          17,850
Leggett & Platt, Inc.                                                 760                          17,343
Lennar Corp.                                                          510                          22,812
Lenox Group, Inc. (b)                                                 340                           2,366
Libbey, Inc.                                                          380                           3,013
M.D.C. Holdings, Inc.                                                 571                          24,913
M/I Homes, Inc.                                                       370                          11,921
Meritage Homes Corp. (b)                                              630                          24,425
Mohawk Industries, Inc. (b)                                           940                          64,879
National Presto Industries, Inc.                                      120                           6,485
Newell Rubbermaid, Inc.                                             1,120                          29,523
NVR, Inc. (b)                                                         136                          67,321
Pulte Homes, Inc.                                                     850                          24,225
Russ Berrie & Co., Inc. (b)                                           670                           7,377
Ryland Group, Inc.                                                    810                          33,089
Skyline Corp.                                                         210                           7,940
Snap-on, Inc.                                                         260                          10,923

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                        VALUE
                                                                  -------                     -----------
Standard-Pacific Corp.                                              2,000                     $    44,660
Stanley Works                                                         310                          14,065
Toll Brothers, Inc. (b)                                             2,200                          56,254
Tupperware Corp.                                                    1,070                          18,468
Whirlpool Corp.                                                       257                          19,838
                                                                                              -----------
                                                                                                  807,834
                                                                                              -----------
HOUSEHOLD PRODUCTS (1.5%)
Church & Dwight Co., Inc.                                           1,320                          48,180
Clorox Co.                                                            640                          38,362
Colgate-Palmolive Co.                                               2,200                         130,504
Energizer Holdings, Inc. (b)                                        1,120                          71,266
Kimberly-Clark Corp.                                                2,010                         122,711
Procter & Gamble Co.                                               12,461                         700,307
Spectrum Brands, Inc. (b)                                           1,390                           9,410
WD-40 Co.                                                             470                          15,327
                                                                                              -----------
                                                                                                1,136,067
                                                                                              -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
AES Corp. (b)                                                       2,620                          52,033
Black Hills Corp.                                                     720                          25,798
Constellation Energy Group                                            720                          41,695
Dynegy, Inc. (b)                                                    1,580                           8,895
TXU Corp.                                                           1,710                         109,834
                                                                                              -----------
                                                                                                  238,255
                                                                                              -----------
INDUSTRIAL CONGLOMERATES (2.4%)
3M Co.                                                              2,870                         202,048
Carlisle Cos., Inc.                                                   500                          39,945
General Electric Co.                                               39,320                       1,285,371
Standex International Corp.                                           330                           9,029
Teleflex, Inc.                                                        720                          41,105
Textron, Inc.                                                         440                          39,560
Tredegar Corp.                                                      1,070                          16,927
Tyco International Ltd.                                             7,930                         206,894
                                                                                              -----------
                                                                                                1,840,879
                                                                                              -----------
INSURANCE (4.8%)
ACE Ltd.                                                            1,310                          67,504
AFLAC, Inc.                                                         2,290                         101,081
Allstate Corp.                                                      2,570                         146,027
AMBAC Financial Group, Inc.                                           380                          31,582
American Financial Group, Inc.                                        980                          41,268
American International Group, Inc.                                  9,760                         592,138
AmerUs Group Co.                                                      690                          46,292
Aon Corp.                                                           1,330                          45,526
Arthur J. Gallagher & Co.                                           1,900                          51,623
Brown & Brown, Inc.                                                 2,220                          69,686
Chubb Corp.                                                         1,760                          88,739
Cincinnati Financial Corp.                                            852                          40,180
Delphi Financial Group, Inc.                                        1,410                          53,707
Everest Re Group Ltd.                                               1,180                         111,640
Fidelity National Financial, Inc.                                   3,300                         126,555
First American Financial Corp.                                      1,870                          69,209
Genworth Financial, Inc., Class A                                   1,450                          49,735
Hanover Insurance Group, Inc.                                         950                          43,966
Hartford Financial Services Group, Inc.                             1,130                          95,869
HCC Insurance Holdings, Inc.                                        2,110                          64,334
Hilb, Rogal & Hobbs Co.                                             1,140                          46,170

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                        VALUE
                                                                  -------                     -----------
Horace Mann Educators Corp.                                           710                     $    12,049
Infinity Property & Casualty Corp.                                    690                          28,352
LandAmerica Financial Group, Inc.                                     480                          30,638
Lincoln National Corp.                                              1,246                          70,623
Marsh & McLennan Cos., Inc.                                         2,470                          66,764
MBIA, Inc.                                                            550                          32,346
Mercury General Corp.                                                 720                          39,730
MetLife, Inc.                                                       3,090                         160,680
Ohio Casualty Corp.                                                 1,030                          26,698
Old Republic International Corp.                                    3,787                          80,549
Philadelphia Consolidated Holding Corp. (b)                         1,740                          58,934
Presidential Life Corp.                                               820                          19,795
Principal Financial Group, Inc.                                     1,180                          63,720
ProAssurance Corp. (b)                                                960                          47,722
Progressive Corp.                                                   3,590                          86,842
Protective Life Corp.                                               1,400                          64,834
Prudential Financial, Inc.                                          1,880                         147,843
RLI Corp.                                                             680                          32,150
SAFECO Corp.                                                          560                          30,083
Safety Insurance Group, Inc.                                          450                          23,877
SCPIE Holdings, Inc. (b)                                              330                           7,557
Selective Insurance Group, Inc.                                       810                          41,310
St. Paul Travelers Cos., Inc.                                       2,860                         130,988
StanCorp Financial Group, Inc.                                      1,030                          44,383
Stewart Information Services Corp.                                    630                          21,659
Torchmark Corp.                                                       460                          27,816
United Fire & Casualty Co.                                            620                          18,513
Unitrin, Inc.                                                         950                          38,000
UnumProvident Corp.                                                 1,160                          18,827
W.R. Berkley Corp.                                                  3,237                         116,532
XL Capital Ltd.                                                       720                          45,864
Zenith National Insurance Corp.                                     1,135                          45,377
                                                                                              -----------
                                                                                                3,663,886
                                                                                              -----------
INTERNET SOFTWARE & SERVICES (0.8%)
Amazon.com, Inc. (b)                                                1,320                          35,495
Bankrate, Inc. (b)                                                    390                          11,735
Digital Insight Corp. (b)                                           1,160                          27,376
Google, Inc., Class A (b)                                             761                         294,202
InfoSpace, Inc. (b)                                                   990                          21,839
J2 Global Communications, Inc. (b)                                  1,620                          45,360
McAfee, Inc. (b)                                                    3,090                          66,590
MIVA, Inc. (b)                                                        930                           2,837
PetMed Express, Inc. (b)                                              520                           6,068
Stamps.com Inc. (b)                                                   700                          14,273
United Online, Inc.                                                 1,670                          18,220
VeriSign, Inc. (b)                                                  1,360                          24,385
Webex Communications, Inc. (b)                                      1,130                          38,736
Websense, Inc. (b)                                                  1,570                          29,438
                                                                                              -----------
                                                                                                  636,554
                                                                                              -----------
IT SERVICES (1.9%)
3Com Corp. (b)                                                      6,750                          31,995
Acxiom Corp.                                                        1,660                          40,637
Affiliated Computer Services, Inc. (b)                                500                          25,465
Alliance Data Systems Corp. (b)                                     1,240                          63,637
Automatic Data Processing, Inc.                                     2,530                         110,712
BISYS Group, Inc. (b)                                               2,150                          26,402

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                        VALUE
                                                                  -------                     -----------
CACI International, Inc. (b)                                          900                     $    50,715
Carreker Corp. (b)                                                    810                           5,387
Ceridian Corp. (b)                                                  2,870                          68,909
Cerner Corp. (b)                                                    1,910                          77,317
CheckFree Corp. (b)                                                 1,780                          79,210
Ciber, Inc. (b)                                                     1,910                          12,415
Cognizant Technology Solutions Corp. (b)                            2,560                         167,653
Computer Sciences Corp. (b)                                           740                          38,769
Convergys Corp. (b)                                                   620                          11,830
CSG Systems International, Inc. (b)                                 1,000                          26,040
DST Systems, Inc. (b)                                               1,140                          64,193
eFunds Corp. (b)                                                    1,470                          30,914
Electronic Data Systems Corp.                                       2,390                          57,121
Fidelity National Information Services, Inc.                        1,910                          68,263
Fiserv, Inc. (b)                                                      810                          35,365
Gartner, Inc. (b)                                                   1,570                          22,357
Gevity HR, Inc.                                                       890                          19,767
Global Payment, Inc.                                                2,020                          85,930
Keane, Inc. (b)                                                     1,190                          17,160
ManTech International Corp. (b)                                       650                          18,324
MAXIMUS, Inc.                                                         650                          17,641
MoneyGram International, Inc.                                       1,650                          50,573
MPS Group, Inc. (b)                                                 1,780                          23,122
Paychex, Inc.                                                       1,500                          51,270
Sabre Holdings Corp.                                                  600                          12,420
SRA International, Inc. (b)                                           760                          18,384
StarTek, Inc.                                                         470                           6,256
TALX Corp.                                                          1,087                          22,338
Unisys Corp. (b)                                                    1,310                           6,707
                                                                                              -----------
                                                                                                1,465,198
                                                                                              -----------
LEISURE EQUIPMENT & PRODUCTS (0.4%)
Arctic Cat, Inc.                                                      620                          10,955
Brunswick Corp.                                                       500                          14,785
Callaway Golf Co.                                                   1,420                          17,963
Eastman Kodak Co.                                                   1,410                          31,373
Hasbro, Inc.                                                          800                          14,960
JAKKS Pacific, Inc. (b)                                               800                          13,192
K2, Inc. (b)                                                        1,410                          14,833
MarineMax, Inc. (b)                                                   500                          10,525
Mattel, Inc.                                                        1,780                          32,111
Nautilus Group, Inc.                                                1,090                          13,690
Polaris Industries, Inc.                                            1,250                          47,775
Pool Corp.                                                          1,580                          61,510
RC2 Corp. (b)                                                         300                          10,161
Sturm, Ruger & Co., Inc.                                              930                           6,203
                                                                                              -----------
                                                                                                  300,036
                                                                                              -----------
LIFE SCIENCES TOOLS AND SERVICES (0.8%)
Affymetrix, Inc. (b)                                                1,330                          28,688
Applera Corp.                                                         950                          30,543
Cambrex Corp.                                                         990                          21,097
Charles River Laboratories International, Inc. (b)                  1,490                          52,895
Covance, Inc. (b)                                                   1,200                          76,511
Dionex Corp. (b)                                                      510                          28,229

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                        VALUE
                                                                  -------                     -----------
Enzo Biochem, Inc. (b)                                                962                     $    12,400
Fisher Scientific International, Inc. (b)                             500                          37,055
Invitrogen Corp. (b)                                                1,030                          63,644
Kendle International, Inc. (b)                                        390                          11,337
Millipore Corp. (b)                                                   250                          15,663
PAREXEL International Corp. (b)                                       860                          25,516
PerkinElmer, Inc.                                                     530                           9,556
Pharmaceutical Product Development, Inc.                            1,980                          76,190
SFBC International, Inc. (b)                                          610                           9,888
Techne Corp. (b)                                                      830                          41,243
Thermo Electron Corp. (b)                                             710                          26,277
Waters Corp. (b)                                                      440                          17,899
                                                                                              -----------
                                                                                                  584,631
                                                                                              -----------
MACHINERY (2.7%)
A.S.V., Inc. (b)                                                      510                           7,783
AGCO Corp. (b)                                                      1,650                          37,884
Albany International Corp.                                            910                          32,696
Applied Industrial Technologies, Inc.                               1,260                          29,383
Astec Industries, Inc. (b)                                            570                          12,084
Barnes Group, Inc.                                                  1,200                          20,412
Briggs & Stratton Corp.                                             1,600                          40,960
Caterpillar, Inc.                                                   2,470                         175,048
CLARCOR, Inc.                                                       1,670                          47,478
Crane Co.                                                             960                          36,864
Cummins, Inc.                                                         130                          15,210
Danaher Corp.                                                         830                          54,116
Deere & Co.                                                           870                          63,136
Donaldson Co., Inc.                                                 1,420                          46,704
Dover Corp.                                                           820                          38,655
Eaton Corp.                                                           520                          33,332
EnPro Industries, Inc. (b)                                            680                          21,270
Federal Signal Corp.                                                  800                          11,944
Flowserve Corp. (b)                                                 1,000                          51,800
Gardner Denver, Inc. (b)                                            1,550                          53,708
Graco, Inc.                                                         1,280                          50,291
Harsco Corp.                                                          720                          58,039
IDEX Corp.                                                          1,570                          68,217
Illinois Tool Works, Inc.                                           1,670                          76,368
Ingersoll-Rand Co.                                                  1,400                          50,120
ITT Industries, Inc.                                                  710                          35,891
JLG Industries, Inc.                                                3,320                          60,092
Joy Global, Inc.                                                    2,265                          84,982
Kaydon Corp.                                                          870                          31,538
Kennametal, Inc.                                                      680                          36,210
Lincoln Electric Holdings, Inc.                                       720                          41,314
Lindsay Manufacturing Co.                                             320                           8,563
Lydall, Inc. (b)                                                      510                           4,570
Mueller Industries, Inc.                                            1,060                          38,944
Navistar International Corp. (b)                                      310                           6,932
Nordson Corp.                                                         610                          27,755
Oshkosh Truck Corp.                                                 1,340                          57,459
PACCAR, Inc.                                                          580                          46,835
Pall Corp.                                                            480                          12,518
Parker Hannifin Corp.                                                 390                          28,174
Pentair, Inc.                                                       1,980                          56,866
Robbins & Myers, Inc.                                                 430                          11,524

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                        VALUE
                                                                  -------                     -----------
SPX Corp.                                                           1,070                     $    58,476
Tecumseh Products Co. (b)                                             560                           9,940
The Manitowoc Co., Inc.                                             1,790                          70,274
Timken Co.                                                          1,620                          52,164
Toro Co.                                                            1,260                          52,177
Trinity Industries, Inc.                                            1,335                          44,616
Valmont Industries, Inc.                                              490                          24,917
Wabash National Corp.                                                 970                          13,813
Watts Water Technologies, Inc.                                        840                          24,469
Wolverine Tube, Inc. (b)                                              550                           2,398
                                                                                              -----------
                                                                                                2,076,913
                                                                                              -----------
MARINE (0.1%)
Alexander & Baldwin, Inc.                                             820                          32,882
Kirby Corp. (b)                                                     1,550                          49,771
                                                                                              -----------
                                                                                                   82,653
                                                                                              -----------
MEDIA (1.6%)
4Kids Entertainment, Inc. (b)                                         570                           9,285
ADVO, Inc.                                                          1,000                          36,210
Belo Corp.                                                          2,500                          40,300
Catalina Marketing Corp.                                              850                          24,710
CBS Corp., Class B                                                  4,260                         116,851
Clear Channel Communications, Inc.                                  2,570                          74,402
Dow Jones & Co., Inc.                                                 450                          15,768
Emmis Communications Corp. (b)                                      1,020                          15,116
Entercom Communications Corp.                                       1,300                          32,955
Gannett Co., Inc.                                                   1,100                          57,332
Harte-Hanks, Inc.                                                   1,510                          36,829
Interpublic Group of Cos., Inc. (b)                                 1,710                          14,005
Lee Enterprises, Inc.                                               1,070                          26,568
Live Nation, Inc. (b)                                               2,187                          45,840
McGraw Hill Cos., Inc.                                              1,490                          83,887
Media General, Inc.                                                   510                          18,579
Meredith Corp.                                                        410                          19,364
New York Times Co.                                                    950                          21,062
News Corp.                                                         11,030                         212,216
Omnicom Group, Inc.                                                   640                          56,646
Radio One, Inc., Class D (b)                                        1,630                          11,703
Reader's Digest Association, Inc.                                   1,810                          24,725
Scholastic Corp. (b)                                                  750                          21,563
The E.W. Scripps Co., Class A                                         790                          33,757
Tribune Co.                                                         1,250                          37,138
Univision Communications, Inc. (b)                                  1,200                          40,080
Valassis Communications, Inc. (b)                                   1,070                          21,967
Washington Post Co.                                                   100                          77,100
Westwood One, Inc.                                                  2,010                          13,387
                                                                                              -----------
                                                                                                1,239,345
                                                                                              -----------
METALS & MINING (1.2%)
A.M. Castle & Co.                                                     330                          10,916
Alcoa, Inc.                                                         3,500                         104,825
Aleris International, Inc. (b)                                        904                          37,010
Allegheny Technologies, Inc.                                          310                          19,806
AMCOL International Corp.                                             750                          17,378
Brush Engineered Materials, Inc. (b)                                  570                          13,150
Carpenter Technology Corp.                                            620                          61,008
Century Aluminum Co. (b)                                              670                          20,683
Chaparral Steel Co. (b)                                               650                          45,624
Cleveland Cliffs, Inc.                                              1,300                          46,995

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                        VALUE
                                                                  -------                     -----------
Commercial Metals Co.                                               2,330                     $    52,868
Freeport-McMoRan Copper & Gold, Inc.                                  710                          38,738
Newmont Mining Corp.                                                1,780                          91,189
Nucor Corp.                                                         1,160                          61,677
Phelps Dodge Corp.                                                    730                          63,758
Quanex Corp.                                                        1,115                          40,463
Reliance Steel & Aluminum Co.                                       1,100                          39,435
RTI International Metals, Inc. (b)                                    640                          29,491
Ryerson Tull, Inc.                                                    770                          20,829
Steel Dynamics, Inc.                                                  770                          44,675
Steel Technologies, Inc.                                              380                           8,820
United States Steel Corp.                                             430                          27,120
Worthington Industries, Inc.                                        1,370                          27,975
                                                                                              -----------
                                                                                                  924,433
                                                                                              -----------
MULTI-UTILITIES (2.0%)
Alliant Energy Corp.                                                2,370                          85,747
Ameren Corp.                                                        1,000                          51,500
Aquila, Inc. (b)                                                    4,780                          21,223
Avista Corp.                                                        1,300                          32,474
CenterPoint Energy, Inc.                                            1,150                          15,801
CH Energy Group, Inc.                                                 520                          25,787
CMS Energy Corp. (b)                                                  800                          11,208
Consolidated Edison, Inc.                                           1,240                          58,119
Dominion Resources, Inc.                                            1,310                         102,809
DTE Energy Co.                                                      1,040                          44,013
Duke Energy Corp.                                                   5,306                         160,878
Energy East Corp.                                                   2,830                          68,854
KeySpan Corp.                                                         860                          34,632
MDU Resources Group, Inc.                                           3,450                          85,043
NiSource, Inc.                                                      1,140                          25,935
NSTAR                                                               2,480                          77,302
OGE Energy Corp.                                                    1,680                          63,588
PG&E Corp.                                                          1,550                          64,604
PNM Resources, Inc.                                                 1,240                          33,244
Public Service Enterprise Group, Inc.                                 970                          65,407
Puget Energy, Inc.                                                  1,670                          37,091
SCANA Corp.                                                         2,510                         100,375
Sempra Energy                                                       1,200                          57,912
TECO Energy, Inc.                                                     810                          12,911
Vectren Corp.                                                       1,320                          36,709
Wisconsin Energy Corp.                                              2,460                         103,812
WPS Resources Corp.                                                   820                          42,287
Xcel Energy, Inc.                                                   1,610                          32,264
                                                                                              -----------
                                                                                                1,551,529
                                                                                              -----------
MULTILINE RETAIL (0.8%)
99 Cents Only Stores (b)                                            1,170                          12,110
Big Lots, Inc. (b)                                                    350                           5,656
Dillard's, Inc.                                                       310                           9,309
Dollar General Corp.                                                1,210                          16,238
Dollar Tree Stores, Inc. (b)                                        2,070                          55,062
Family Dollar Stores, Inc.                                            680                          15,450
Federated Department Stores, Inc.                                   2,212                          77,663
Fred's, Inc.                                                        1,080                          12,949
J.C. Penney Co., Inc.                                                 840                          52,886
Kohl's Corp. (b)                                                    1,250                          70,788
Nordstrom, Inc.                                                       900                          30,870

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                        VALUE
                                                                  -------                     -----------
Saks, Inc.                                                          2,720                     $    43,901
Sears Holdings Corp. (b)                                              328                          45,018
Target Corp.                                                        3,250                         149,240
Tuesday Morning Corp.                                                 640                           9,254
                                                                                              -----------
                                                                                                  606,394
                                                                                              -----------
OFFICE ELECTRONICS (0.1%)
Xerox Corp. (b)                                                     3,940                          55,514
Zebra Technologies Corp. (b)                                        1,410                          44,204
                                                                                              -----------
                                                                                                   99,718
                                                                                              -----------
OIL, GAS & CONSUMABLE FUELS (7.1%)
Anadarko Petroleum Corp.                                            1,750                          80,045
Apache Corp.                                                        1,160                          81,745
Arch Coal, Inc.                                                     2,620                          99,403
Cabot Oil & Gas Corp.                                               1,380                          72,795
Chesapeake Energy Corp.                                             1,420                          46,718
ChevronTexaco Corp.                                                 8,279                         544,592
Cimarex Energy Co.                                                  2,440                          99,625
ConocoPhillips                                                      6,059                         415,889
CONSOL Energy Inc.                                                    470                          19,345
Denbury Resources, Inc. (b)                                         2,140                          74,194
Devon Energy Corp.                                                  1,570                         101,485
El Paso Corp.                                                       2,430                          38,880
EOG Resources, Inc.                                                   840                          62,286
Exxon Mobil Corp.                                                  22,320                       1,511,956
Forest Oil Corp. (b)                                                1,070                          35,856
Frontier Oil Corp.                                                  3,360                         118,440
Hess Corp.                                                            900                          47,610
Kerr-McGee Corp.                                                      800                          56,160
Kinder Morgan, Inc.                                                   370                          37,740
Marathon Oil Corp.                                                  1,328                         120,370
Massey Energy Co.                                                   2,430                          64,930
Murphy Oil Corp.                                                      650                          33,449
Newfield Exploration Co. (b)                                        2,330                         108,065
Noble Energy, Inc.                                                  3,190                         161,446
Occidental Petroleum Corp.                                          1,516                         163,349
Overseas Shipholding Group, Inc.                                      480                          30,907
Peabody Energy Corp.                                                4,830                         241,016
Penn Virginia Corp.                                                   480                          32,765
Petroleum Development Corp. (b)                                       510                          22,715
Pioneer Natural Resources Co.                                       2,350                         106,573
Plains Exploration & Production Co. (b)                             1,430                          62,863
Pogo Producing Co.                                                  1,040                          46,041
Quicksilver Resources, Inc. (b)                                     1,260                          44,554
Southwestern Energy Co. (b)                                         3,080                         105,952
St. Mary Land & Exploration Co.                                     1,680                          72,240
Stone Energy Corp. (b)                                                760                          35,530
Sunoco, Inc.                                                          490                          34,075
Swift Energy Co. (b)                                                  820                          39,360
Valero Energy Corp.                                                 2,260                         152,392
Western Gas Resources, Inc.                                         1,040                          63,066
Williams Cos., Inc.                                                 2,460                          59,655
World Fuel Services Corp.                                             800                          37,856
XTO Energy, Inc.                                                    1,356                          63,718
                                                                                              -----------
                                                                                                5,447,651
                                                                                              -----------
PAPER & FOREST PRODUCTS (0.3%)
Bowater, Inc.                                                       1,230                          24,944

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                        VALUE
                                                                  -------                     -----------
Buckeye Technologies, Inc. (b)                                      1,110                     $     8,325
Deltic Timber Corp.                                                   330                          16,295
International Paper Co.                                             2,230                          76,557
Louisiana-Pacific Corp.                                               440                           8,800
MeadWestvaco Corp.                                                    900                          23,508
Neenah Paper, Inc.                                                    460                          13,542
Pope & Talbot, Inc.                                                   510                           2,616
Wausau-Mosinee Paper Corp.                                          1,480                          18,115
Weyerhaeuser Co.                                                      930                          54,554
                                                                                              -----------
                                                                                                  247,256
                                                                                              -----------
PERSONAL PRODUCTS (0.2%)
Alberto-Culver Co.                                                    390                          19,009
Avon Products, Inc.                                                 2,150                          62,329
NBTY, Inc. (b)                                                      1,780                          52,563
Playtex Products, Inc. (b)                                          1,170                          13,244
The Estee Lauder Cos., Inc.                                           620                          23,138
                                                                                              -----------
                                                                                                  170,283
                                                                                              -----------
PHARMACEUTICALS (3.6%)
Abbott Laboratories                                                 6,030                         288,053
Allergan, Inc.                                                        613                          66,112
Alpharma, Inc., Class A                                             1,480                          33,418
Bradley Pharmaceuticals, Inc. (b)                                     530                           5,374
Bristol-Myers Squibb Co.                                            8,390                         201,108
CNS, Inc.                                                             430                           9,770
Connetics Corp. (b)                                                 1,240                          11,879
Eli Lilly & Co.                                                     4,530                         257,168
Forest Laboratories, Inc. (b)                                       1,370                          63,445
IMS Health, Inc.                                                    1,060                          29,086
Johnson & Johnson                                                  11,380                         711,818
King Pharmaceuticals, Inc. (b)                                      1,240                          21,105
Medicis Pharmaceutical Corp.                                        1,160                          31,970
Merck & Co., Inc.                                                   8,550                         344,309
MGI Pharma, Inc. (b)                                                2,520                          36,817
Mylan Laboratories, Inc.                                            1,280                          28,109
Noven Pharmaceuticals, Inc. (b)                                       910                          17,982
Par Pharmaceutical Cos., Inc. (b)                                     860                          13,106
Perrigo Co.                                                         1,870                          29,621
Schering-Plough Corp.                                               6,630                         135,517
Sciele Pharma, Inc. (b)                                               940                          19,214
Sepracor, Inc. (b)                                                  2,000                          98,800
Valeant Pharmaceuticals International                               2,100                          36,288
Watson Pharmaceuticals, Inc. (b)                                      700                          15,673
Wyeth                                                               5,250                         254,468
                                                                                              -----------
                                                                                                2,760,210
                                                                                              -----------
RADIO BROADCASTING (0.0%)
Arbitron, Inc.                                                        960                          35,146
                                                                                              -----------
REAL ESTATE INVESTMENT TRUST (2.4%)
Acadia Realty Trust                                                   340                           8,106
AMB Property Corp.                                                  1,640                          85,984
Apartment Investment & Management Co.                                 460                          22,121
Archstone-Smith Trust                                                 890                          46,698
Boston Properties, Inc.                                               250                          24,550
Colonial Properties Trust                                           1,350                          64,706
Developers Diversified Realty Corp.                                 2,040                         107,670
Eastgroup Properties, Inc.                                            740                          34,802

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                        VALUE
                                                                  -------                     -----------
Entertainment Properties Trust                                        830                     $    35,333
Equity Office Properties Trust                                      1,800                          68,238
Equity Residential                                                  1,300                          60,463
Essex Property Trust, Inc.                                            510                          59,716
Glenborough Realty Trust, Inc.                                        990                          21,978
Highwood Properties, Inc.                                             930                          34,633
Hospitality Properties Trust                                        1,480                          64,484
Kilroy Realty Corp.                                                   840                          62,068
Kimco Realty Corp.                                                    710                          27,860
Lexington Corp. Properties Trust                                    1,310                          26,095
Liberty Property Trust                                              1,790                          83,862
Longview Fibre Co.                                                    920                          19,357
Macerich Co.                                                        1,220                          88,754
Mack-Cali Realty Corp.                                              1,240                          59,904
National Retail Properties, Inc.                                    1,340                          27,926
New Century Financial Corp.                                         1,630                          71,166
New Plan Excel Realty Trust                                         1,740                          45,101
Parkway Properties, Inc.                                              450                          20,462
Plum Creek Timber Co., Inc.                                           800                          27,248
Potlatch Corp.                                                        736                          25,473
ProLogis                                                              990                          54,797
Public Storage, Inc.                                                  240                          19,270
Rayonier, Inc.                                                      1,540                          61,307
Regency Centers Corp.                                               1,190                          76,303
Shurgard Storage Centers, Inc.                                      1,290                          85,011
Simon Property Group, Inc.                                            630                          53,884
Sovran Self Storage, Inc.                                             540                          27,902
United Dominion Realty Trust, Inc.                                  2,410                          67,119
Vornado Realty Trust                                                  370                          38,684
Weingarten Realty Investors                                         1,640                          65,534
                                                                                              -----------
                                                                                                1,874,569
                                                                                              -----------
ROAD & RAIL (1.0%)
Arkansas Best Corp.                                                   710                          31,545
Burlington Northern Santa Fe Corp.                                  1,360                          93,717
Con-way, Inc.                                                         840                          41,563
CSX Corp.                                                             820                          49,758
Heartland Express, Inc.                                             2,043                          30,747
J.B. Hunt Transport Services, Inc.                                  2,440                          50,191
Kansas City Southern (b)                                            2,410                          59,334
Knight Transportation, Inc.                                         1,910                          32,776
Landstar System, Inc.                                               1,710                          73,000
Norfolk Southern Corp.                                              1,670                          72,511
Old Dominion Freight Line, Inc. (b)                                   785                          25,575
Ryder System, Inc.                                                    200                          10,080
Swift Transportation Co., Inc. (b)                                  1,010                          27,018
Union Pacific Corp.                                                   980                          83,300
Werner Enterprises, Inc.                                            1,170                          21,060
YRC Worldwide, Inc. (b)                                             1,043                          41,491
                                                                                              -----------
                                                                                                  743,666
                                                                                              -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.1%)
Actel Corp. (b)                                                       690                           9,356
Advanced Energy Industries, Inc. (b)                                  850                          10,999
Advanced Micro Devices, Inc. (b)                                    1,870                          36,259
Altera Corp. (b)                                                    1,430                          24,753
Analog Devices, Inc.                                                1,340                          43,322
Applied Materials, Inc.                                             6,660                         104,828
Atmel Corp. (b)                                                     8,110                          38,847

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                        VALUE
                                                                  -------                     -----------
Atmi, Inc. (b)                                                      1,080                     $    28,696
Axcelis Technologies, Inc. (b)                                      2,700                          14,931
Broadcom Corp. (b)                                                  1,760                          42,222
Brooks Automation, Inc. (b)                                         2,200                          24,838
Cabot Microelectronics Corp. (b)                                      410                          12,210
Cohu, Inc.                                                            660                          10,019
Credence Systems Corp. (b)                                          1,650                           4,653
Cree, Inc. (b)                                                      1,460                          28,806
Cymer, Inc. (b)                                                     1,010                          39,511
Cypress Semiconductor Corp. (b)                                     2,580                          39,190
Diodes, Inc. (b)                                                      500                          17,945
DSP Group, Inc. (b)                                                   910                          21,804
ESS Technology, Inc. (b)                                            1,090                           1,864
Exar Corp. (b)                                                      1,110                          14,375
Fairchild Semiconductor International, Inc. (b)                     2,200                          35,992
FEI Co. (b)                                                           860                          18,731
Freescale Semiconductor, Inc., Class B (b)                          1,544                          44,035
Integrated Device Technology, Inc. (b)                              3,621                          56,017
Intel Corp.                                                        22,110                         397,979
International Rectifier Corp. (b)                                   1,250                          44,563
Intersil Corp.                                                      2,740                          64,417
KLA-Tencor Corp.                                                      630                          26,580
Kopin Corp. (b)                                                     1,940                           6,441
Kulicke & Soffa Industries, Inc. (b)                                1,420                          10,494
Lam Research Corp. (b)                                              2,490                         103,559
Lattice Semiconductor Corp. (b)                                     1,950                          11,505
Linear Technology Corp.                                             1,130                          36,556
LSI Logic Corp. (b)                                                 1,420                          11,644
Maxim Integrated Products, Inc.                                     1,230                          36,137
MEMC Electronic Materials, Inc. (b)                                 2,980                          90,652
Micrel, Inc. (b)                                                    1,460                          15,593
Microchip Technology, Inc.                                          3,880                         125,169
Micron Technology, Inc. (b)                                         2,480                          38,663
Microsemi Corp. (b)                                                 2,130                          53,889
National Semiconductor Corp.                                        1,380                          32,099
Novellus Systems, Inc. (b)                                            540                          13,667
NVIDIA Corp. (b)                                                    1,400                          30,982
Pericom Semiconductor Corp. (b)                                       770                           6,468
Photronics, Inc. (b)                                                1,330                          18,580
PMC-Sierra, Inc. (b)                                                  640                           3,270
Power Integrations, Inc. (b)                                        1,040                          16,536
QLogic Corp. (b)                                                      850                          14,867
RF Micro Devices, Inc. (b)                                          3,190                          19,650
Rudolph Technologies, Inc. (b)                                        600                           8,346
Semtech Corp. (b)                                                   1,410                          18,189
Silicon Laboratories, Inc. (b)                                        800                          29,536
Skyworks Solutions, Inc. (b)                                        4,590                          20,150
Standard Microsystems Corp. (b)                                       650                          17,277
Supertex, Inc. (b)                                                    300                           9,972
Teradyne, Inc. (b)                                                    790                          10,381
Texas Instruments, Inc.                                             5,810                         173,022
TriQuint Semiconductor, Inc. (b)                                    2,370                          11,186
Ultratech, Inc. (b)                                                   750                          11,355
Varian Semiconductor Equipment                                      1,635                          51,830
Associates, Inc. (b)

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                        VALUE
                                                                  -------                     -----------
Veeco Instruments, Inc. (b)                                           850                     $    18,938
Xilinx, Inc.                                                        1,480                          30,029
                                                                                              -----------
                                                                                                2,364,374
                                                                                              -----------
SOFTWARE (3.2%)
Activision, Inc. (b)                                                5,421                          64,781
Adobe Systems, Inc. (b)                                             2,404                          68,538
Advent Software, Inc. (b)                                             320                           9,990
Altiris, Inc. (b)                                                     820                          14,153
ANSYS, Inc. (b)                                                     1,130                          51,856
Autodesk, Inc. (b)                                                    990                          33,769
BMC Software, Inc. (b)                                                990                          23,186
CA, Inc.                                                            2,120                          44,435
Cadence Design Systems, Inc. (b)                                    5,420                          87,750
Captaris, Inc. (b)                                                  1,110                           5,084
Catapult Communications Corp. (b)                                     410                           4,129
Citrix Systems, Inc. (b)                                              740                          23,510
Compuware Corp. (b)                                                 1,610                          11,254
Electronic Arts, Inc. (b)                                           1,170                          55,119
Epicor Software Corp. (b)                                           1,260                          14,767
EPIQ Systems, Inc. (b)                                                580                           9,338
Factset Research Systems, Inc.                                      1,040                          45,656
Fair Issac Corp.                                                    1,330                          44,927
FileNet Corp. (b)                                                   1,370                          43,593
Hyperion Solutions Corp. (b)                                        1,815                          56,555
Internet Security Systems, Inc. (b)                                 1,310                          29,462
Intuit, Inc. (b)                                                    1,500                          46,305
Jack Henry & Associates, Inc.                                       1,720                          32,456
JDA Software Group, Inc. (b)                                          940                          14,542
Kronos, Inc. (b)                                                      980                          28,430
Macrovision Corp. (b)                                               1,100                          21,582
Manhattan Associates, Inc. (b)                                      1,010                          21,271
MapInfo Corp. (b)                                                     730                           8,366
Mentor Graphics Corp. (b)                                           1,430                          19,705
MICROS Systems, Inc. (b)                                            1,170                          46,800
Microsoft Corp.                                                    33,070                         794,671
MRO Software, Inc. (b)                                                790                          16,685
Napster, Inc. (b)                                                   1,240                           3,373
Novell, Inc. (b)                                                    1,500                           9,735
Open Solutions, Inc. (b)                                              690                          19,079
Oracle Corp. (b)                                                   15,841                         237,140
Parametric Technology Corp. (b)                                       492                           7,606
Phoenix Technologies Ltd. (b)                                         840                           3,990
Progress Software Corp. (b)                                         1,260                          28,514
Quality Systems, Inc.                                                 510                          16,891
Radiant Systems, Inc. (b)                                             890                           9,763
Reynolds & Reynolds Co.                                             1,160                          41,052
RSA Security, Inc. (b)                                              1,370                          37,785
Secure Computing Corp. (b)                                          1,290                           7,172
Sonic Solutions (b)                                                   810                          11,510
SPSS, Inc. (b)                                                        570                          15,407
Sybase, Inc. (b)                                                    1,790                          37,680
Symantec Corp. (b)                                                  4,472                          77,679
Synopsys, Inc. (b)                                                  2,870                          51,373
THQ, Inc. (b)                                                       2,025                          45,947
Transaction Systems Architects, Inc. (b)                              690                          25,544
Wind River Systems, Inc. (b)                                        1,540                          12,736
                                                                                              -----------
                                                                                                2,492,641
                                                                                              -----------

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                        VALUE
                                                                  -------                     -----------
SPECIALTY RETAIL (3.6%)
Aaron Rents, Inc.                                                   1,440                     $    34,762
Abercrombie & Fitch Co.                                             1,580                          83,676
Advance Auto Parts, Inc.                                            2,020                          61,145
Aeropostale, Inc. (b)                                               1,000                          27,710
American Eagle Outfitters, Inc.                                     2,430                          79,849
AnnTaylor Stores Corp. (b)                                          1,330                          54,610
AutoNation, Inc. (b)                                                  900                          17,730
AutoZone, Inc. (b)                                                    150                          13,181
Barnes & Noble, Inc.                                                1,000                          33,520
Bed Bath & Beyond, Inc. (b)                                         1,160                          38,837
Best Buy Co., Inc.                                                  1,520                          68,917
Borders Group, Inc.                                                 1,270                          24,143
CarMax, Inc. (b)                                                    1,960                          68,208
Cato Corp.                                                            885                          21,523
Chico's FAS, Inc. (b)                                               3,400                          77,009
Children's Place Retail Stores, Inc. (b)                              620                          34,608
Christopher & Banks Corp.                                           1,140                          32,137
Circuit City Stores, Inc.                                             650                          15,925
Claire's Stores, Inc.                                               1,930                          48,308
Cost Plus, Inc. (b)                                                   710                           9,578
CPI Corp.                                                             230                           7,383
Dress Barn, Inc. (b)                                                1,410                          30,428
Finish Line, Inc., Class A                                          1,190                          14,637
Foot Locker, Inc.                                                   2,980                          80,966
GameStop Corp. (b)                                                  1,096                          45,605
Gap, Inc.                                                           2,790                          48,407
Genesco, Inc. (b)                                                     740                          20,032
Group 1 Automotive, Inc.                                              620                          38,018
Guitar Center, Inc. (b)                                               760                          32,315
Gymboree Corp. (b)                                                    950                          31,844
Hancock Fabrics, Inc.                                                 570                           1,870
Haverty Furniture Cos., Inc.                                          620                           9,554
Hibbet Sporting Goods, Inc. (b)                                     1,125                          22,230
Home Depot, Inc.                                                    7,860                         272,820
Hot Topic, Inc. (b)                                                 1,350                          19,859
Jo-Ann Stores, Inc. (b)                                               640                           9,088
Jos. A. Bank Clothiers, Inc. (b)                                      487                          12,263
Limited Brands                                                      1,500                          37,740
Lowe's Cos., Inc.                                                   6,150                         174,352
Men's Wearhouse, Inc.                                               1,580                          49,154
Michaels Stores, Inc.                                               2,430                         103,080
Midas Group, Inc. (b)                                                 480                           8,280
O'Reilly Automotive, Inc. (b)                                       2,220                          62,937
Office Depot, Inc. (b)                                              1,110                          40,016
OfficeMax, Inc.                                                       260                          10,689
Pacific Sunwear of California, Inc. (b)                             1,440                          24,019
Payless ShoeSource, Inc. (b)                                        1,340                          34,679
Pep Boys - Manny, Moe & Jack, Inc.                                  1,610                          17,356
PETsMart, Inc.                                                      2,790                          65,732
Pier 1 Imports, Inc.                                                1,470                           9,996
RadioShack Corp.                                                      640                          10,349
Rent-A-Center, Inc. (b)                                             1,320                          35,548
Ross Stores, Inc.                                                   2,830                          70,439
Select Comfort Corp. (b)                                            1,665                          33,550
Sherwin-Williams Co.                                                  450                          22,770
Sonic Automotive, Inc.                                              1,010                          23,230

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                        VALUE
                                                                  -------                     -----------
Stage Stores, Inc.                                                    870                     $    25,804
Staples, Inc.                                                       2,865                          61,941
Stein Mart, Inc.                                                    1,010                          13,019
Tiffany & Co.                                                         630                          19,902
TJX Cos., Inc.                                                      1,790                          43,622
Tractor Supply Co. (b)                                                960                          43,910
Tween Brands, Inc. (b)                                                950                          35,359
Urban Outfitters, Inc. (b)                                          2,200                          32,098
Williams-Sonoma, Inc.                                               2,180                          69,324
Zale Corp. (b)                                                      1,560                          39,952
                                                                                              -----------
                                                                                                2,761,542
                                                                                              -----------
TEXTILES APPAREL & LUXURY GOODS (0.7%)
Ashworth, Inc. (b)                                                    430                           3,517
Brown Shoe Company, Inc.                                              870                          28,171
Coach, Inc. (b)                                                     1,600                          45,936
Deckers Outdoor Corp. (b)                                             330                          14,071
Fossil, Inc. (b)                                                    1,610                          29,238
Jones Apparel Group, Inc.                                             490                          14,504
K-Swiss, Inc.                                                         910                          25,453
Kellwood Co.                                                          870                          23,012
Liz Claiborne, Inc.                                                   440                          15,554
NIKE, Inc.                                                            700                          55,299
Oxford Industries, Inc.                                               440                          15,602
Phillips-Van Heusen Corp.                                           1,450                          51,519
Polo Ralph Lauren Corp.                                             1,090                          62,173
Quiksilver, Inc. (b)                                                3,660                          47,397
Russell Corp.                                                         920                          16,569
Skechers U.S.A., Inc., Class A (b)                                    750                          16,358
Stride Rite Corp.                                                     950                          12,027
Timberland Co. (b)                                                  1,110                          28,583
V.F. Corp.                                                            310                          21,024
Wolverine World Wide, Inc.                                          1,635                          41,594
                                                                                              -----------
                                                                                                  567,601
                                                                                              -----------
THRIFTS & MORTGAGE FINANCE (1.9%)
Anchor BanCorp of Wisconsin, Inc.                                     500                          14,850
Astoria Financial Corp.                                             1,725                          51,319
BankAtlantic Bancorp, Inc.                                          1,730                          24,012
BankUnited Financial Corp.                                            880                          26,039
Brookline Bancorp, Inc.                                             1,560                          20,249
Countrywide Financial Corp.                                         2,400                          85,992
Dime Community Bancshares, Inc.                                       830                          11,595
Downey Financial Corp.                                                540                          35,829
Federal Home Loan Mortgage Corp.                                    2,640                         152,750
Federal National Mortgage Assoc.                                    3,630                         173,913
Fidelity Bankshares, Inc.                                             590                          22,715
FirstFed Financial Corp. (b)                                          440                          24,838
Flagstar Bancorp, Inc.                                              1,510                          21,986
Franklin Bank Corp. (b)                                               180                           3,494
Fremont General Corp.                                               2,160                          38,340
Golden West Financial Corp.                                           950                          69,977
Harbor Florida Bancshares, Inc.                                       570                          25,205
IndyMac Bancorp., Inc.                                              1,230                          51,968
MAF Bancorp, Inc.                                                     960                          39,360
MGIC Investment Corp.                                                 340                          19,349
New York Community Bancorp, Inc.                                    4,450                          72,669
PMI Group, Inc.                                                     1,770                          75,154
Radian Group, Inc.                                                  1,520                          93,526

STEWARD FUNDS, INC.
STEWARD DOMESTIC ALL-CAP EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                        VALUE
                                                                  -------                     -----------
Sovereign Bancorp, Inc.                                             1,229                     $    25,356
TrustCo Bank Corp. NY                                               1,840                          20,258
Washington Federal, Inc.                                            1,100                          24,607
Washington Mutual, Inc.                                             3,946                         176,387
Webster Financial Corp.                                             1,090                          51,404
                                                                                              -----------
                                                                                                1,453,141
                                                                                              -----------
TRADING COMPANIES & DISTRIBUTORS (0.3%)
Fastenal Co.                                                        2,300                          81,810
GATX Corp.                                                            980                          38,406
Lawson Products, Inc.                                                 160                           5,842
MSC Industrial Direct Co., Inc.                                       990                          40,818
United Rentals, Inc. (b)                                            1,280                          35,738
W.W. Grainger, Inc.                                                   230                          14,281
Watsco, Inc.                                                          670                          29,694
                                                                                              -----------
                                                                                                  246,589
                                                                                              -----------
WATER UTILITIES (0.1%)
American States Water Co.                                             550                          20,818
Aqua America, Inc.                                                  2,493                          54,347
                                                                                              -----------
                                                                                                   75,165
                                                                                              -----------
WIRELESS TELECOMMUNICATION SERVICES (0.5%)
ALLTEL Corp.                                                        1,600                          88,272
Sprint Corp.                                                       11,682                         231,303
Telephone & Data Systems, Inc.                                      2,060                          84,172
                                                                                              -----------
                                                                                                  403,747
                                                                                              -----------
TOTAL COMMON STOCKS (COST $68,796,977)                                                         77,284,483
                                                                                              -----------

TOTAL INVESTMENTS (COST $68,796,977) (a) - 99.8%                                              $77,284,483
                                                                                              ===========


Percentages indicated are based on net assets as of July 31, 2006.

(a) Cost for federal income tax purposes is $68,804,401. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation                         $12,870,255
Unrealized depreciation                          (4,389,173)
                                                -----------
Net unrealized appreciation                     $ 8,480,082
                                                ===========

(b) Represents non-income producing security.
(c) Rate shown represents the rate as of July 31, 2006.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STEWARD FUNDS, INC.
STEWARD INTERNATIONAL EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006(Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                        VALUE
                                                                   ------                     -----------
COMMON STOCKS (99.2%)
AEROSPACE & DEFENSE (0.1%)
Empresa Brasileira de Aeronautica SA, ADR                             410                     $    14,157
                                                                                              -----------
AIR FREIGHT & LOGISTICS (0.2%)
TNT NV, ADR                                                         1,340                          47,878
                                                                                              -----------
AIRLINES (0.2%)
British Airways PLC, ADR (b)                                          230                          16,595
Ryanair Holdings PLC, Sponsored ADR (b)                               630                          35,601
                                                                                              -----------
                                                                                                   52,196
                                                                                              -----------
AUTO COMPONENTS (0.1%)
Magna International, Inc., Class A                                    430                          31,601
                                                                                              -----------
AUTOMOBILES (4.2%)
DaimlerChrysler AG                                                  3,640                         188,006
Fiat S.p.A., Sponsored ADR (b)                                      2,250                          31,860
Honda Motor Co. Ltd., Sponsored ADR                                 5,530                         182,214
Nissan Motor Co. Ltd., Sponsored ADR                                3,690                          79,520
Toyota Motor Corp., Sponsored ADR                                   4,730                         497,690
                                                                                              -----------
                                                                                                  979,290
                                                                                              -----------
BEVERAGES (0.0%)
Cott Corp. (b)                                                        300                           3,972
                                                                                              -----------
BIOTECHNOLOGY (0.1%)
Serono SA, ADR                                                      1,360                          22,970
                                                                                              -----------
CAPITAL MARKETS (4.4%)
Amvescap PLC, Sponsored ADR                                         1,410                          27,664
Credit Suisse Group, Sponsored ADR                                  4,420                         247,078
Deutsche Bank AG, Registered                                        1,880                         217,328
Nomura Holdings, Inc., ADR                                          6,690                         119,216
UBS AG, ADR                                                         7,720                         419,968
                                                                                              -----------
                                                                                                1,031,254
                                                                                              -----------
CHEMICALS (2.5%)
Agrium, Inc.                                                          500                          12,120
Akzo Nobel NV, Sponsored ADR                                        1,130                          62,738
BASF AG, Sponsored ADR                                              1,940                         156,150
Bayer AG, Sponsored ADR                                             2,660                         130,951
BOC Group PLC, Sponsored ADR                                        1,020                          61,037
Ciba Specialty Chemicals AG, ADR                                      640                          17,664
Imperial Chemical Industries PLC, Sponsored ADR                     1,080                          29,830
NOVA Chemicals Corp.                                                  330                           9,758
Potash Corp. of Saskatchewan, Inc.                                    370                          34,965

STEWARD FUNDS, INC.
STEWARD INTERNATIONAL EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006(Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                        VALUE
                                                                   ------                     -----------
Sociedad Quimica y Minera de Chile SA, Sponsored ADR                   70                     $     7,526
Syngenta AG, ADR                                                    1,970                          56,638
                                                                                              -----------
                                                                                                  579,377
                                                                                              -----------
COMMERCIAL BANKS (17.7%)
ABN AMRO Holding NV, Sponsored ADR                                  6,920                         191,892
Allied Irish Banks PLC, Sponsored ADR                               1,730                          83,109
Australia & New Zealand Banking Group Ltd., Sponsored ADR           1,420                         137,030
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR                  12,010                         256,173
Banco Bradesco SA, Sponsored ADR                                    1,700                          57,001
Banco de Chile, ADR                                                   233                           8,852
Banco Itau Holding Financeira SA, ADR                               1,830                          56,474
Banco Santander Central Hispano SA, Sponsored ADR                  22,090                         332,454
Banco Santander Chile SA, ADR                                         230                           8,993
Bank of Ireland, Sponsored ADR                                        990                          71,478
Bank of Montreal                                                    1,950                         110,546
Bank of Nova Scotia                                                 3,690                         148,707
Barclays PLC, Sponsored ADR                                         5,860                         277,236
Canadian Imperial Bank of Commerce                                  1,330                          91,039
Grupo Financiero Galicia SA, ADR (b)                                  200                           1,160
HSBC Holdings PLC, Sponsored ADR                                    8,130                         739,504
Kookmin Bank, Sponsored ADR                                         1,200                         103,488
Lloyds TSB Group PLC, Sponsored ADR                                 5,130                         206,431
Mitsubishi UFJ Financial Group, Inc., ADR                          35,320                         492,713
National Australia Bank Ltd., Sponsored ADR                         1,220                         166,920
National Bank of Greece SA, ADR                                     6,200                          47,678
Royal Bank of Canada                                                4,700                         191,619
SanPaolo Imi S.p.A., Sponsored ADR                                  2,070                          73,796
Shinhan Financial Group Co. Ltd., ADR                                 650                          63,973
The Toronto - Dominion Bank                                         2,660                         136,325
Unibanco-Unico de Bancos Brasileiros SA, ADR                          270                          18,730
Westpac Banking Corp., Sponsored ADR                                1,430                         120,192
                                                                                              -----------
                                                                                                4,193,513
                                                                                              -----------
COMMERCIAL SERVICES & SUPPLIES (0.2%)
Adecco SA, ADR                                                      1,860                          27,138
Buhrmann NV, Sponsored ADR                                            580                           7,969
Quebecor World, Inc.                                                  370                           3,985
                                                                                              -----------
                                                                                                   39,092
                                                                                              -----------

STEWARD FUNDS, INC.
STEWARD INTERNATIONAL EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006(Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                        VALUE
                                                                   ------                     -----------
COMMUNICATIONS EQUIPMENT (2.5%)
Alcatel SA, Sponsored ADR (b)                                       5,010                     $    56,513
Nokia Oyj, Sponsored ADR                                           14,400                         285,840
Nortel Networks Corp. (b)                                          13,880                          27,205
Research in Motion Ltd. (b)                                           670                          43,972
Spirent PLC, Sponsored ADR (b)                                        620                           1,519
Telefonektiebolaget LM Ericsson, Sponsored ADR                      5,230                         164,640
                                                                                              -----------
                                                                                                  579,689
                                                                                              -----------
COMPUTERS & PERIPHERALS (0.1%)
NEC Corp., Sponsored ADR                                            6,280                          34,352
                                                                                              -----------
CONSTRUCTION MATERIALS (1.2%)
Cemex SA de CV, Sponsored ADR                                       2,680                          75,898
CRH PLC, Sponsored ADR                                              1,920                          62,880
Hanson PLC, Sponsored ADR                                             560                          34,345
James Hardie Industries NV, Sponsored ADR                             340                           9,095
Lafarge SA, Sponsored ADR                                           2,490                          75,123
Rinker Group Ltd., ADR                                                650                          32,929
                                                                                              -----------
                                                                                                  290,270
                                                                                              -----------
CONSUMER FINANCE (0.3%)
Orix Corp., Sponsored ADR                                             630                          81,774
                                                                                              -----------
CONTAINERS & PACKAGING (0.2%)
Amcor Ltd., Sponsored ADR                                             910                          18,928
Rexam PLC, Sponsored ADR                                              490                          23,206
                                                                                              -----------
                                                                                                   42,134
                                                                                              -----------
DIVERSIFIED FINANCIAL SERVICES (1.4%)
ING Groep NV, Sponsored ADR                                         7,880                         319,140
                                                                                              -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (5.9%)
BCE, Inc.                                                           3,166                          72,308
Brasil Telecom Participacoes SA, ADR                                  200                           6,244
BT Group PLC, Sponsored ADR                                         3,060                         135,925
Chunghwa Telecom Co. Ltd., ADR                                      1,580                          29,341
Compania de Telecomunicaciones de Chile SA, Sponsored ADR             590                           3,983
France Telecom SA, Sponsored ADR                                    6,060                         140,774
Hellenic Telecommunications Organization SA, ADR (b)                2,270                          25,674
Koninklijke Royal KPN NV, Sponsored ADR                             6,330                          71,909
Nippon Telegraph & Telephone Corp., ADR                             7,020                         182,519
Portugal Telecom SGPS SA, Sponsored ADR                             4,250                          52,658
Swisscom AG, Sponsored ADR                                          1,080                          35,532
Tele Norte Leste Participacoes SA, ADR                                930                          12,341
Telecom Corp. of New Zealand Ltd., Sponsored ADR                      500                          10,150
Telecom Italia S.p.A., Sponsored ADR                                3,840                         103,296
Telefonica SA, Sponsored ADR                                        6,250                         316,687

STEWARD FUNDS, INC.
STEWARD INTERNATIONAL EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006(Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                        VALUE
                                                                   ------                     -----------
Telefonos de Mexico SA de CV, Sponsored ADR                         1,740                     $    40,786
Telenor ASA, ADR                                                    1,020                          39,168
Telstra Corp. Ltd., ADR                                             4,500                          65,610
Telus Corp., Non-Voting Shares                                      1,340                          56,293
                                                                                              -----------
                                                                                                1,401,198
                                                                                              -----------
ELECTRIC UTILITIES (3.1%)
Companhia Energetica de Minas Gervais, Sponsored ADR                  360                          15,700
E.ON AG, Sponsored ADR                                              7,590                         304,890
EDP-Energias De Portugal SA, Sponsored ADR                          1,040                          41,080
Endesa, SA, Sponsored ADR                                           4,080                         139,046
Enel S.p.A., Sponsored ADR                                          3,400                         150,586
Enersis SA, Sponsored ADR                                           1,140                          13,475
Scottish Power PLC, ADR                                             1,665                          75,341
                                                                                              -----------
                                                                                                  740,118
                                                                                              -----------
ELECTRICAL EQUIPMENT (0.4%)
ABB Ltd., Sponsored ADR                                             6,460                          83,528
                                                                                              -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.7%)
Celestica, Inc. (b)                                                   670                           6,358
Hitachi Ltd., Sponsored ADR                                         1,210                          76,836
Kyocera Corp., Sponsored ADR                                          610                          49,782
TDK Corp., ADR                                                        490                          38,166
                                                                                              -----------
                                                                                                  171,142
                                                                                              -----------
ENERGY EQUIPMENT & SERVICES (0.1%)
Tenaris SA, ADR                                                       800                          31,136
                                                                                              -----------
FOOD & STAPLES RETAILING (0.2%)
Distribucion y Servicio D&S SA, ADR                                   300                           4,740
Koninklijke Ahold NV, Sponsored ADR (b)                             5,590                          49,919
                                                                                              -----------
                                                                                                   54,659
                                                                                              -----------
FOOD PRODUCTS (2.1%)
Cadbury Schweppes PLC, Sponsored ADR                                2,230                          87,550
Groupe Danone, Sponsored ADR                                        4,980                         136,950
Unilever NV, NY Shares                                              6,580                         155,814
Unilever PLC, Sponsored ADR                                         5,164                         123,368
                                                                                              -----------
                                                                                                  503,682
                                                                                              -----------
HEALTH CARE EQUIPMENT & SUPPLIES (0.2%)
Smith & Nephew PLC, Sponsored ADR                                     830                          35,732
                                                                                              -----------
HEALTH CARE PROVIDERS & SERVICES (0.1%)
Fresenius Medical Care AG & Co., ADR                                  800                          31,888
                                                                                              -----------
HOTELS, RESTAURANTS & LEISURE (0.2%)
Intercontinental Hotels Group PLC, ADR (b)                          1,456                          23,645
Sodexho Alliance SA, Sponsored ADR                                    470                          23,782
                                                                                              -----------
                                                                                                   47,427
                                                                                              -----------

STEWARD FUNDS, INC.
STEWARD INTERNATIONAL EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006(Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                        VALUE
                                                                   ------                     -----------
HOUSEHOLD DURABLES (2.1%)
Koninklijke Royal Philips Electronics NV, NY Shares                 4,730                     $   155,759
Matsushita Electric Industial Co. Ltd., Sponsored ADR               7,120                         147,669
Sanyo Electric Co. Ltd., Unsponsored ADR (b)                        1,210                          12,349
Sony Corp., Sponsored ADR                                           3,500                         160,965
Thomson, Sponsored ADR                                              1,010                          16,968
                                                                                              -----------
                                                                                                  493,710
                                                                                              -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
Companhia Paranaense de Energia-Copel, Sponsored ADR                  330                           3,356
Empresa Nacional de Electricidad SA, Sponsored ADR                    640                          17,754
International Power PLC, ADR                                          610                          34,007
                                                                                              -----------
                                                                                                   55,117
                                                                                              -----------
INDUSTRIAL CONGLOMERATES (1.1%)
Siemens AG, Sponsored ADR                                           2,890                         233,309
Tomkins PLC, Sponsored ADR                                            830                          17,613
                                                                                              -----------
                                                                                                  250,922
                                                                                              -----------
INSURANCE (4.3%)
Aegon NV, NY Registered Shares                                      4,450                          75,294
Allianz AG, ADR                                                    14,310                         225,096
Axa, ADR                                                            6,130                         210,811
Manulife Financial Corp.                                            5,790                         183,427
Millea Holdings, Inc., ADR                                          1,170                         112,800
Prudential PLC, ADR                                                 4,360                          92,694
Royal & Sun Alliance Insurance Group PLC, ADR                       2,140                          26,771
Sun Life Financial, Inc.                                            2,330                          89,192
                                                                                              -----------
                                                                                                1,016,085
                                                                                              -----------
LEISURE EQUIPMENT & PRODUCTS (0.3%)
Fuji Photo Film Co. Ltd., Unsponsored ADR                           1,900                          63,688
                                                                                              -----------
LIFE SCIENCES TOOLS AND SERVICES (0.1%)
MDS, Inc.                                                             850                          15,555
                                                                                              -----------
MACHINERY (0.3%)
Kubota Corp., Sponsored ADR                                           710                          32,490
Volvo AB, Sponsored ADR                                               860                          45,640
                                                                                              -----------
                                                                                                   78,130
                                                                                              -----------
MEDIA (1.7%)
British Sky Broadcasting Group PLC, Sponsored ADR                   1,230                          51,512
Grupo Televisa SA, Sponsored ADR                                    1,440                          26,669
Pearson PLC, Sponsored ADR                                          3,110                          42,296
Publicis Groupe, ADR                                                  620                          23,324
Reed Elsevier NV, Sponsored ADR                                     1,660                          49,186
Reed Elsevier PLC, Sponsored ADR                                    1,390                          55,350
Reuters Group PLC, Sponsored ADR                                      880                          38,702
Shaw Communications, Inc., Class B                                    880                          25,520

STEWARD FUNDS, INC.
STEWARD INTERNATIONAL EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006(Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                        VALUE
                                                                   ------                     -----------
The Thompson Corp.                                                    930                     $    36,670
WPP Group PLC, Sponsored ADR                                        1,040                          61,444
                                                                                              -----------
                                                                                                  410,673
                                                                                              -----------
METALS & MINING (6.6%)
Agnico-Eagle Mines Ltd.                                               390                          13,958
Alcan Inc.                                                          1,310                          59,946
Alumina Ltd., Sponsored ADR                                           970                          18,944
Anglo American PLC, Unsponsored ADR                                10,510                         221,340
Barrick Gold Corp.                                                  3,110                          95,788
BHP Billiton Ltd., Sponsored ADR                                    6,120                         258,263
BHP Billiton PLC, ADR                                               4,270                         162,858
Cameco Corp.                                                        1,230                          49,077
Companhia Siderurgica Nacional SA, Sponsored ADR                      540                          17,458
Companhia Vale do Rio Doce, ADR                                     2,450                          56,840
Compania Vale do Rio Doce, Sponsored ADR                            3,320                          66,068
Corus Group PLC, Sponsored ADR                                      1,540                          24,902
Falconbridge Ltd.                                                   1,300                          71,578
Gerdau SA, Sponsored ADR                                            1,045                          16,271
Glamis Gold Ltd. (b)                                                  590                          21,718
Goldcorp, Inc.                                                      1,480                          43,320
Inco Ltd.                                                             670                          52,106
IPSCO, Inc.                                                           160                          15,058
Kinross Gold Corp. (b)                                              1,200                          13,884
Novelis, Inc.                                                         220                           4,336
POSCO, ADR                                                          1,210                          74,705
Rio Tinto PLC, Sponsored ADR                                          920                         192,179
                                                                                              -----------
                                                                                                1,550,597
                                                                                              -----------
MULTI-UTILITIES (2.0%)
National Grid PLC, Sponsored ADR                                    2,160                         122,256
Suez SA, ADR                                                        4,580                         190,344
Transalta Corp., ADR                                                1,050                          21,693
United Utilities PLC, ADR                                           2,210                          54,366
Veoilia Environnement, ADR                                          1,510                          82,824
                                                                                              -----------
                                                                                                  471,483
                                                                                              -----------
OFFICE ELECTRONICS (0.9%)
Canon, Inc., Sponsored ADR                                          2,820                         203,266
                                                                                              -----------
OIL, GAS & CONSUMABLE FUELS (17.1%)
BG Group PLC, Sponsored ADR                                         2,540                         171,171
BP PLC, Sponsored ADR                                              11,920                         864,437
Canadian Natural Resources Ltd.                                     1,890                         100,624
CNOOC Ltd., ADR                                                       560                          48,082
Enbridge, Inc.                                                      1,560                          49,982
EnCana Corp.                                                        2,970                         160,558
ENI S.p.A., Sponsored ADR                                           4,740                         290,941
Imperial Oil Ltd.                                                   1,160                          42,050
Nexen, Inc.                                                           930                          54,610
Norsk Hydro ASA, Sponsored ADR                                      2,540                          73,406
Petro-Canada                                                        1,860                          83,235
Petrobras Energia Paticipaciones SA, Sponsored ADR (b)                350                           3,952
PetroChina Co., Ltd., ADR                                             670                          76,648
Petroleo Brasileiro SA, ADR                                         1,380                         114,319

STEWARD FUNDS, INC.
STEWARD INTERNATIONAL EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006(Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                        VALUE
                                                                   ------                     -----------
Repsol YPF SA, Sponsored ADR                                        3,630                     $   102,620
Royal Dutch Shell PLC, ADR                                          6,800                         481,440
Royal Dutch Shell PLC, ADR                                          4,950                         365,607
Santos Ltd., Sponsored ADR                                            580                          20,578
Statoil ASA, Sponsored ADR                                          2,290                          68,448
Suncor Energy, Inc.                                                 1,620                         131,301
Talisman Energy, Inc.                                               3,790                          64,430
Total SA, Sponsored ADR                                             8,830                         602,471
TransCanada Corp.                                                   2,010                          61,787
                                                                                              -----------
                                                                                                4,032,697
                                                                                              -----------
PAPER & FOREST PRODUCTS (0.4%)
Abitibi-Consolidated, Inc.                                          1,390                           3,531
Aracruz Celulose SA, Sponsored ADR                                    170                           8,497
Domtar, Inc.                                                          730                           4,650
Stora Enso Oyj, Sponsored ADR                                       2,170                          32,073
UPM-Kymmene Oyj, Sponsored ADR                                      2,020                          44,924
                                                                                              -----------
                                                                                                   93,675
                                                                                              -----------
PHARMACEUTICALS (6.9%)
Altana AG, ADR                                                        380                          21,789
AstraZeneca PLC, Sponsored ADR                                      5,700                         347,871
Biovail Corp.                                                         710                          15,755
Elan Corp. PLC, Sponsored ADR (b)                                   1,560                          23,930
GlaxoSmithKline PLC, ADR                                           10,650                         589,264
Novartis AG, ADR                                                    9,980                         561,076
NovoNordisk A/S, Sponsored ADR                                        980                          60,270
                                                                                              -----------
                                                                                                1,619,955
                                                                                              -----------
REAL ESTATE MANAGEMENT AND DEVELOPMENT (0.2%)
Brookfield Asset Management, Inc., Class A                          1,135                          47,125
                                                                                              -----------
ROAD & RAIL (0.5%)
Canadia Pacific Railway Ltd.                                          610                          29,201
Canadian National Railway Co.                                       1,950                          78,760
                                                                                              -----------
                                                                                                  107,961
                                                                                              -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.3%)
Advantest Corp., ADR                                                1,290                          31,012
ARM Holdings PLC, Sponsored ADR                                     1,340                           8,697
ASML Holding NV, NY Registered Shares (b)                           1,700                          33,830
ATI Technologies, Inc. (b)                                            840                          16,909
Infineon Technologies AG, ADR (b)                                   2,560                          27,546
STMicroelectronics NV, NY Shares                                    2,290                          34,258
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR         14,327                         124,211
United Microelectronics Corp., ADR                                 10,880                          33,184
                                                                                              -----------
                                                                                                  309,647
                                                                                              -----------
SOFTWARE (0.7%)
Cognos, Inc. (b)                                                      380                          11,875
Dassault Systemes SA, ADR                                             290                          15,083
SAP AG, ADR                                                         3,040                         138,715
                                                                                              -----------
                                                                                                  165,673
                                                                                              -----------
TEXTILES APPAREL & LUXURY GOODS (0.1%)
Benetton Group S.p.A., Sponsored ADR                                  210                           6,109
Luxottica Group S.p.A., Sponsored ADR                                 640                          17,722
                                                                                              -----------
                                                                                                   23,831
                                                                                              -----------

STEWARD FUNDS, INC.
STEWARD INTERNATIONAL EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006(Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES                        VALUE
                                                                   ------                     -----------
TRADING COMPANIES & DISTRIBUTORS (0.6%)
Bunzl PLC, Sponsored ADR                                              350                     $    20,867
Mitsui & Co. Ltd., Sponsored ADR                                      270                          79,650
Wolseley PLC, ADR                                                   2,240                          48,317
                                                                                              -----------
                                                                                                  148,834
                                                                                              -----------
WIRELESS TELECOMMUNICATION SERVICES (3.4%)
America Movil SA, ADR                                               3,140                         112,349
China Mobile Ltd., Sponsored ADR                                    3,610                         116,711
NTT DoCoMo, Inc., Sponsored ADR                                     6,010                          87,385
Rogers Communications, Inc., Class B                                1,040                          44,408
SK Telecom Co. Ltd., ADR                                            1,400                          32,774
Vodafone Group PLC, Sponsored ADR                                  18,734                         406,149
                                                                                              -----------
                                                                                                  799,776
                                                                                              -----------
TOTAL COMMON STOCKS (COST $22,869,747)                                                         23,401,569
                                                                                              -----------
SHORT-TERM INVESTMENTS (0.6%)
SSgA U.S. Government Money Market Fund, 5.14%, (c)                139,783                         139,783
                                                                                              -----------
TOTAL SHORT-TERM INVESTMENTS (COST $139,783)                                                      139,783
                                                                                              -----------

TOTAL INVESTMENTS (COST $23,009,530) (a) - 99.8%                                              $23,541,352
                                                                                              ===========

Percentages indicated are based on net assets as of July 31, 2006.

(a) Cost for federal income tax and financial reporting purposes is the same. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation                        $1,015,784
Unrealized depreciation                          (483,961)
                                               ----------
Net unrealized appreciation                    $  531,823
                                               ==========

(b)    Represents non-income producing security.
(c)    Rate shown represents the rate as of July 31, 2006.
ADR -  American Depositary Receipt
PLC -  Public Limited Company

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STEWARD FUNDS, INC.
STEWARD SELECT BOND FUND

Schedule of Portfolio Investments
July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES
                                                                     OR
                                                                  PRINCIPAL
                                                                   AMOUNT                     VALUE
                                                                  ---------               ------------
CORPORATE BONDS (28.4%)

ASSET BACKED MORTGAGES (0.5%)
American Business Financial Services
Mortgage Loan Trust, 6.99%, 12/25/31 (b)                            492,844               $    498,646
                                                                                          ------------
AUTO MANUFACTURERS (0.5%)
DaimlerChrysler NA Holding Corp., 7.20%, 9/1/09                     500,000                    518,888
                                                                                          ------------
BROKERAGE SERVICES (0.8%)
Jeffries Group, Inc., 7.75%, 3/15/12                                715,000                    774,602
                                                                                          ------------
CAPITAL MARKETS (3.8%)
Bear Stearns Co., Inc., 4.50%, 10/28/10                             500,000                    480,579
Goldman Sachs Group, Inc., 4.75%,7/15/13                            500,000                    469,817
Lehman Brothers Holdings, Inc., 5.32%, 11/1/14,(b)                  500,000                    456,345
Lehman Brothers Holdings, Inc., 5.32%, 2/9/17,(b)                 1,000,000                    953,380
Merrill Lynch & Co., 4.71%, 3/2/09,(b)                            1,000,000                    968,969
Merrill Lynch & Co., 8.00%, 2/10/11,(b)                             550,000                    531,322
                                                                                          ------------
                                                                                             3,860,412
                                                                                          ------------
COMMERCIAL BANKS (4.8%)
Bank of America Corp., 7.23%, 8/15/12                               500,000                    533,062
Bank of America Corp., 4.875%, 9/15/12                              500,000                    482,634
Bank One Capital III, 8.75%, 9/1/30                                 500,000                    625,167
Bank One Corp., 5.25%, 1/30/13                                      500,000                    488,987
Chase Manhattan Corp., 7.00%, 11/15/09                            1,006,000                  1,048,202
Southtrust Bank NA, 7.69%, 5/15/25                                1,000,000                  1,176,199
Wells Fargo & Co., 4.95%, 10/16/13                                  500,000                    475,717
                                                                                          ------------
                                                                                             4,829,968
                                                                                          ------------
COMPUTERS (0.5%)
Hewlett-Packard Co., 5.75%, 12/15/06                                500,000                    500,383
                                                                                          ------------
CONSUMER STAPLES (0.5%)
Safeway, Inc., 4.95%, 8/16/10                                       500,000                    484,691
                                                                                          ------------

STEWARD FUNDS, INC.
STEWARD SELECT BOND FUND

Schedule of Portfolio Investments
July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES
                                                                     OR
                                                                  PRINCIPAL
                                                                   AMOUNT                     VALUE
                                                                  ---------               ------------
DIVERSIFIED FINANCIAL SERVICES (0.5%)
Citigroup, Inc., 4.875%, 5/7/15                                     500,000               $    467,319
                                                                                          ------------
FINANCIAL SERVICES (4.2%)
Boeing Capital Corp., 5.80%, 1/15/13                                500,000                    505,272
Countrywide Home Loan, Inc., 4.00%, 3/22/11                         500,000                    464,132
Household Finance Corp., 4.75%, 5/15/09                             500,000                    490,813
SLM Corp., 4.75%, 3/2/09,(b)                                        500,000                    477,900
SLM Corp., 5.00%, 6/15/18, Callable 6/15/08 @ 100                   500,000                    445,095
SLM Corp., 5.70%, 12/15/20,(b)                                    1,500,000                  1,426,799
Toyota Motor Credit Corp., 5.80%, 2/5/16,(b)                        500,000                    495,705
                                                                                          ------------
                                                                                             4,305,716
                                                                                          ------------
FORESTRY (0.6%)
Louisiana Pacific Corp., 8.875%, 8/15/10                            125,000                    136,968
Weyerhaeuser Co., 5.95%, 11/1/08                                    500,000                    502,689
                                                                                          ------------
                                                                                               639,657
                                                                                          ------------
INSURANCE (2.4%)
Allstate Corp., 5.00%, 8/15/14                                      500,000                    473,429
GE Global Insurance Holding Corp., 6.45%, 3/1/19                  1,000,000                  1,020,017
Principal Life, Inc., 5.57%, 3/1/12,(b)                           1,000,000                    928,400
                                                                                          ------------
                                                                                             2,421,846
                                                                                          ------------
MORTGAGE BACKED SECURITIES - FINANCIAL SERVICES (1.5%)
Wells Fargo Mortgage Backed Securities, 4.45%, 10/25/33,(b)       1,648,579                  1,555,331
                                                                                          ------------
MORTGAGE BACKED SECURITIES - RELIGIOUS ORGANIZATIONS (1.0%)
Abyssinia Baptist Church, 6.70%, 9/15/11 (c)                         83,000                     82,585
Abyssinia Baptist Church, 6.80%, 3/15/12 (c)                         57,000                     56,715
Abyssinia Baptist Church, 6.90%, 9/15/12 (c)                         89,000                     88,555
Abyssinia Baptist Church, 7.30%, 9/15/14 (c)                         73,000                     72,635
Abyssinia Baptist Church, 7.40%, 3/15/15 (c)                        106,000                    105,470
Abyssinia Baptist Church, 7.50%, 9/15/15 (c)                         63,000                     62,685
Christian Cty VW Flwshp, 7.20%, 9/15/15 (c)                          57,000                     56,715
Metro Baptist Church, 7.90%, 7/12/13 (c)                             29,000                     29,307
Metro Baptist Church, 8.00%, 1/12/14 (c)                             71,000                     72,179
Metro Baptist Church, 8.10%, 7/12/14 (c)                             74,000                     75,702
Metro Baptist Church, 8.40%, 7/12/16 (c)                             87,000                     91,011

STEWARD FUNDS, INC.
STEWARD SELECT BOND FUND

Schedule of Portfolio Investments
July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES
                                                                     OR
                                                                  PRINCIPAL
                                                                   AMOUNT                     VALUE
                                                                  ---------               ------------
Callable 7/12/06 @100 (c)
Metro Baptist Church, 8.40%, 1/12/17 (c)                             90,000               $     94,248
Metro Baptist Church, 8.40%, 7/12/18 (c)                             23,000                     24,095
Metro Baptist Church, 8.40%, 7/12/20 (c)                            121,000                    126,602
                                                                                          ------------
                                                                                             1,038,504
                                                                                          ------------
OIL & GAS - INTEGRATED (0.5%)
Phillips Petroleum Co., 6.65%, 7/15/18                              500,000                    532,254
                                                                                          ------------
PHARMACEUTICALS (0.5%)
Eli Lilly & Co., 6.00%, 3/15/12                                     500,000                    512,723
                                                                                          ------------
RESEARCH & DEVELOPMENT (1.0%)
Science Applications International Corp., 6.75%, 2/1/08           1,000,000                  1,016,995
                                                                                          ------------
RETAIL (1.4%)
AutoZone, Inc., 4.75%, 11/15/10                                     500,000                    475,569
Ethan Allen Global, Inc., 5.375%, 10/1/15                         1,000,000                    929,680
                                                                                          ------------
                                                                                             1,405,249
                                                                                          ------------
SEMICONDUCTORS (0.5%)
Applied Materials, Inc., 7.125%, 10/15/17                           500,000                    528,909
                                                                                          ------------
TRANSPORTATION (0.5%)
Union Pacific Corp., 3.625%, 6/1/10                                 500,000                    466,372
                                                                                          ------------
UTILITIES-ELECTRIC & GAS (1.0%)
Duke Energy Corp., 6.25%, 1/15/12                                   500,000                    513,015
Pepco Holdings, Inc., 5.50%, 8/15/07                                500,000                    499,409
                                                                                          ------------
                                                                                             1,012,424
                                                                                          ------------
UTILITIES-TELECOMMUNICATIONS (1.4%)
BellSouth Corp., 6.00%, 11/15/34                                    500,000                    451,143
GTE California, Inc., 6.70%, 9/1/09                                 500,000                    510,557
Verizon New England, Inc., 4.75%, 10/1/13                           500,000                    448,659
                                                                                          ------------
                                                                                             1,410,359
                                                                                          ------------
TOTAL CORPORATE BONDS (COST $30,028,080)                                                    28,781,248
                                                                                          ------------
U.S. GOVERNMENT AGENCIES (25.4%)

FEDERAL FARM CREDIT BANK (2.9%)
5.34%, 3/24/15, Callable 3/24/08 @ 100                            3,000,000                  2,911,566
                                                                                          ------------
FEDERAL HOME LOAN BANK (12.7%)
2.75%, 7/30/08, Callable 10/30/06 @ 100                           2,000,000                  1,950,902
4.50%, 9/30/08, Callable 9/30/06 @ 100                            2,000,000                  1,967,502
2.75%, 10/15/08, Callable 10/15/06 @ 100                          1,000,000                    965,788

STEWARD FUNDS, INC.
STEWARD SELECT BOND FUND

Schedule of Portfolio Investments
July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES
                                                                     OR
                                                                  PRINCIPAL
                                                                   AMOUNT                     VALUE
                                                                  ---------               ------------
2.75%, 10/22/09, Callable 10/22/06 @ 100                          2,000,000               $  1,949,600
3.50%, 7/15/11, Callable 10/15/06 @ 100                           1,000,000                    949,344
4.00%, 12/19/11, Callable 9/19/06 @ 100                           4,365,000                  4,095,710
5.75%, 7/7/25, Callable 8/7/06 @100                               1,000,000                    961,096
                                                                                          ------------
                                                                                            12,839,942
                                                                                          ------------
FEDERAL HOME LOAN MORTGAGE CORP. (4.3%)
4.00%, 5/28/08, Callable 11/28/06 @ 100                           2,000,000                  1,964,430
6.25%, 3/5/12, Callable 3/5/07 @ 100                                525,000                    526,888
4.40%, 6/19/13, Callable 9/19/06 @ 100                            2,000,000                  1,882,156
                                                                                          ------------
                                                                                             4,373,474
                                                                                          ------------
FEDERAL NATIONAL MORTGAGE ASSOC. (5.5%)
4.00%, 8/20/10                                                      238,000                    226,715
4.50%, 5/28/15, Callable 11/28/06 @ 100                           2,000,000                  1,858,496
6.50%, 2/1/36                                                     1,993,588                  2,017,521
5.50%, 5/1/36                                                     1,552,995                  1,508,286
                                                                                          ------------
                                                                                             5,611,018
                                                                                          ------------
TOTAL U.S. GOVERNMENT AGENCIES (COST $26,314,242)                                           25,736,000
                                                                                          ------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (32.5%)

FEDERAL HOME LOAN MORTGAGE CORP. (14.8%)
5.50%, 3/1/23                                                     1,980,686                  1,947,912
5.50%, 4/1/30                                                     2,593,101                  2,518,448
5.50%, 6/1/34                                                     1,518,580                  1,474,862
6.00%, 9/1/34                                                     1,939,982                  1,933,521
4.57%, 1/1/35,(b)                                                 1,691,222                  1,651,102
4.66%, 3/1/35,(b)                                                 3,089,383                  2,920,986
5.22%, 8/1/35,(b)                                                 2,628,639                  2,574,554
                                                                                          ------------
                                                                                            15,021,385
                                                                                          ------------
FEDERAL NATIONAL MORTGAGE ASSOC. (17.7%)
5.00%, 10/1/24                                                    1,012,177                    970,884
5.00%, 1/1/30                                                     1,900,476                  1,798,585
4.82%, 7/1/34,(b)                                                   819,581                    825,094
6.00%, 11/1/34                                                    1,383,461                  1,374,950
5.50%, 12/1/34                                                    1,704,896                  1,655,814
5.00%, 1/1/35                                                     2,802,224                  2,651,988
5.00%, 1/1/35                                                     1,760,447                  1,666,064
5.50%, 2/1/35                                                        82,182                     80,033
4.72%, 3/1/35,(b)                                                   403,128                    389,355
4.88%, 4/1/35,(b)                                                 2,464,910                  2,369,174
4.50%, 5/1/35                                                     1,863,795                  1,715,671
5.44%, 9/1/35,(b)                                                 2,578,125                  2,519,243
                                                                                          ------------
                                                                                            18,016,855
                                                                                          ------------
TOTAL U.S.GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (COST $34,398,430)                  33,038,240
                                                                                          ------------

STEWARD FUNDS, INC.
STEWARD SELECT BOND FUND

Schedule of Portfolio Investments
July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                   SHARES
                                                                     OR
                                                                  PRINCIPAL
                                                                   AMOUNT                     VALUE
                                                                  ---------               ------------
U.S.TREASURY OBLIGATIONS (12.2%)
4.00%, 9/30/07                                                    5,000,000               $  4,938,085
4.00%, 4/15/10                                                    2,000,000                  1,938,594
4.25%, 11/15/13                                                   4,000,000                  3,830,468
6.00%, 2/15/26                                                    1,500,000                  1,651,289
                                                                                          ------------
TOTAL U.S.TREASURY OBLIGATIONS (COST $12,754,027)                                           12,358,436
                                                                                          ------------

SHORT-TERM INVESTMENTS (0.6%)

SSgA U.S. Government Money Market Fund, 5.14%, (b)                  566,385                    566,385
                                                                                          ------------
TOTAL SHORT-TERM INVESTMENTS (COST $566,385)                                                   566,385
                                                                                          ------------

TOTAL INVESTMENTS (COST $104,061,164) (a) - 99.1%                                         $100,480,309
                                                                                          ============

Percentages indicated are based on net assets as of July 31, 2006.

(a) Cost for federal income tax and financial reporting purposes is the same. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation                            $    48,839
Unrealized depreciation                             (3,629,695)
                                                   -----------
Net unrealized depreciation                        $(3,580,856)
                                                   ===========

(b) Variable rate security. Rate shown represents the rate as of July 31, 2006.
(c) The Bonds are generally considered to be illiquid due to the limited, if any, secondary market.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STEWARD FUNDS, INC.
STEWARD SHORT-TERM SELECT BOND FUND

Schedule of Portfolio Investments
July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT                         VALUE
                                                                ---------                     -----------
CORPORATE BONDS (31.1%)

CAPITAL MARKETS (4.8%)
Goldman Sachs Group, Inc., 4.125%, 1/15/08                        500,000                     $   490,963
Merrill Lynch & Co., 3.375%, 9/14/07                              500,000                         489,058
                                                                                              -----------
                                                                                                  980,021
                                                                                              -----------
COMMERCIAL BANKS (5.2%)
BB&T Corp., 7.25%, 6/15/07                                        325,000                         329,198
National City Bank of Indiana, 4.875%, 7/20/07                    750,000                         744,189
                                                                                              -----------
                                                                                                1,073,387
                                                                                              -----------
COMPUTERS & PERIPHERALS (2.4%)
IBM Corp., 3.80%, 2/1/08                                          500,000                         488,245
                                                                                              -----------
DIVERSIFIED FINANCIAL SERVICES (4.8%)
Bank of America Corp., 5.875%, 2/15/09                            500,000                         505,563
General Electric Capital Corp., 3.50%, 5/1/08                     500,000                         484,195
                                                                                              -----------
                                                                                                  989,758
                                                                                              -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (2.0%)
Verizon Global Funding Corp., 4.00%, 1/15/08                      425,000                         416,007
                                                                                              -----------

ELECTRIC UTILITIES (3.7%)
Union Electric Co., 6.75%, 5/1/08                                 750,000                         763,225
                                                                                              -----------

MACHINERY (5.9%)
Caterpillar Financial Service Corp., 3.10%, 5/15/07               500,000                         490,543
John Deere Capital Corp., 3.75%, 1/13/09                          750,000                         721,361
                                                                                              -----------
                                                                                                1,211,904
                                                                                              -----------
PHARMACEUTICALS (2.3%)
Abbott Laboratories, 3.50%, 2/17/09                               500,000                         478,054
                                                                                              -----------
TOTAL CORPORATE BONDS (COST $6,437,989)                                                         6,400,601
                                                                                              -----------

U.S. GOVERNMENT AGENCIES (33.1%)

FEDERAL FARM CREDIT BANK (4.6%)
3.30%, 3/17/09                                                  1,000,000                         953,190
                                                                                              -----------
FEDERAL HOME LOAN BANK (16.2%)
4.50%, 12/14/07                                                 1,000,000                         989,017
4.75%, 3/14/08                                                  2,000,000                       1,982,876
5.625%, 5/15/09, Callable 8/15/06 @ 100                           350,000                         349,747
                                                                                              -----------
                                                                                                3,321,640
                                                                                              -----------

STEWARD FUNDS, INC.
STEWARD SHORT-TERM SELECT BOND FUND

Schedule of Portfolio Investments
July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                 SHARES
                                                                   OR
                                                                PRINCIPAL
                                                                  AMOUNT                         VALUE
                                                                ---------                     -----------
FEDERAL NATIONAL MORTGAGE ASSOC. (12.3%)
6.625%, 10/15/07                                                2,000,000                     $ 2,028,924
5.10%, 2/22/08, Callable 2/22/07 @ 100                            500,000                         497,818
                                                                                              -----------
                                                                                                2,526,742
                                                                                              -----------
TOTAL U.S. GOVERNMENT AGENCIES (COST $6,835,723)                                                6,801,572
                                                                                              -----------

U.S. TREASURY OBLIGATIONS (33.0%)
4.00%, 8/31/07                                                    500,000                         494,199
4.625%, 2/29/08                                                 2,350,000                       2,335,862
4.50%, 2/15/09                                                  2,000,000                       1,978,516
4.875%, 5/15/09                                                 2,000,000                       1,997,344
                                                                                              -----------
Total U.S. TREASURY OBLIGATIONS (Cost $6,814,526)                                               6,805,921
                                                                                              -----------
SHORT-TERM INVESTMENTS (1.5%)
SSgA U.S. Government Money Market Fund, 5.14%, (b)                301,653                         301,653
                                                                                              -----------
TOTAL SHORT-TERM INVESTMENTS (COST $301,653)                                                      301,653
                                                                                              -----------

TOTAL INVESTMENTS (COST $20,389,891) (a) - 98.7%                                              $20,309,747
                                                                                              ===========

Percentages indicated are based on net assets as of July 31, 2006.

(a) Cost for federal income tax and financial reporting purposes is the same. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation                          $ 13,055
Unrealized depreciation                           (93,199)
                                                 --------
Net unrealized depreciation                      $(80,144)
                                                 ========

(b) Variable rate security. Rate shown represents the rate as of July 31, 2006.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS
Steward Funds, Inc.
July 31, 2006
(Unaudited)

1) PORTFOLIO VALUATION:
      Fund investments are recorded at market value. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported mean price as of the close of trading. Equity securities traded on NASDAQ use the official closing price. Equity securities which are traded in the over-the-counter market only, but which are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service when such prices are believed to reflect fair market value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates market value. All other securities and securities with no readily determinable market values are valued using procedures determined in good faith by the Board of Directors.

2) SECURITIES TRANSACTIONS AND INVESTMENT INCOME:
      For financial reporting purposes, portfolio security transactions are recorded on trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date, if the ex-dividend date has passed.

3) FUTURES:
      When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, in either cash or liquid securities. Thereafter, the futures contract is marked to market, and the Fund makes (or receives) additional cash payments known as variation margin to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation (depreciation) until the contract is closed or settled, at which time a realized gain or loss is recorded.

      *For additional information regarding the Fund's valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

ITEM 2. CONTROLS AND PROCEDURES

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER
    FINANCIAL REPORTING (AS DEFINED IN RULE 30a-3(d) UNDER THE UNDER THE ACT (17 CFR 270.30a-3(d)) THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Steward Funds, Inc.

By /s/ Carla Homer
   ---------------
   Carla Homer, Treasurer

Date: September 29, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Edward L. Jaroski
   ---------------------
   Edward L. Jaroski, President

Date: September 29, 2006

By /s/ Carla Homer
   ---------------
   Carla Homer, Treasurer

Date: September 29, 2006